                                                    Registration Nos. 333-63412
                                                                      811-04865

     As filed with the Securities and Exchange Commission on July 13, 2006

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.            [ ]            [ ]

   Post-Effective Amendment No.           [15]           [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.                          [83]           [X]

                             VARIABLE ACCOUNT A OF
           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                          (Exact Name of Registrant)

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              (Name of Depositor)

                                80 Pine Street
                           New York, New York 10005
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (713) 831-8470
              (Depositor's Telephone Number, including Area Code)

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.
                              (Name of Guarantor)
                                70 Pine Street
                           New York, New York 10270

                                (212) 770-7000
              (Guarantor's Telephone Number, Including Area Code)

                             Lauren W. Jones, Esq.
                            Deputy General Counsel
                     American General Life Companies, LLC
                              2929 Allen Parkway
                           Houston, Texas 77019-2191
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous

     It is proposed that the filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [X] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)

     If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in Variable Account A of American International Life Assurance Company of New York under variable annuity contracts and (ii) a guarantee related to insurance obligations under the variable annuity contracts.

                        GROUP IMMEDIATE VARIABLE ANNUITY
                               Contract issued by
            American International Life Assurance Company of New York
                         through its Variable Account A

                      This prospectus is dated ______, 2006

This prospectus describes information you should know before you purchase a Group Immediate Variable Annuity Contract (the "Contract"). On page 5 you will find definitions of certain capitalized terms used in this prospectus. Please read this prospectus carefully and keep it for future reference. For information on how to contact us, please see page 4.

The Contract is available as a qualified contract, such as an individual retirement annuity contract funded with rollovers from tax-qualified plans, and as a non-qualified contract funded with money from any source.

The Contract is a single premium immediate variable annuity contract between you and American International Life Assurance Company of New York ("AILife") where you agree to make one Premium Payment to AILife and AILife agrees to make a stream of Annuity Payments at a later date. The Contract is a single premium, immediate, variable annuity offered to individuals within groups. It is immediate because we start making Annuity Payments within 12 months from the Contract Date.

The description of the Contract in this prospectus is fully applicable to your certificate and the word "Contract" includes any such certificate.

The Contract is designed to meet long-term financial goals. Due to certain restrictions on withdrawals and surrenders, the Contract is not suitable as a short-term investment.

The Contract has 31 investment options to which you can allocate your money - 30 variable investment options and one fixed investment option. If your contract is a non-qualified annuity that is not part of your retirement plan, those variable investment options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (The Vanguard Group(R) public Mutual Funds), will not be available for you to allocate your money within your contract. The fixed investment option is part of our general account and, if chosen, each of your Annuity Payments will generally be the same amount. If you select a variable Annuity Payment, the periodic payments will change depending on the investment performance of the portfolios you select. You bear the investment risk. The currently offered variable investment options are Portfolios of Vanguard Variable Insurance Fund(R) ("Vanguard VIF Portfolios") and The Vanguard Group public Mutual Funds ("Vanguard Funds"). Vanguard VIF Portfolios and Vanguard Funds are collectively referred to in this prospectus as the "Funds."

See "Investment Options" on page 7 for a complete list of the variable investment options. You should also read the prospectuses of the Funds underlying the variable investment options that may interest you. You can request free copies from your AILife representative or from our Administrative Center as shown on page 4 of this prospectus.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal invested.

The Contracts are not available in all states. This prospectus does not offer the Contracts in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

                                TABLE OF CONTENTS

DEFINITIONS....................................................................5

SUMMARY OF THE CONTRACT........................................................7
   Purpose of the Annuity Contract.............................................7
   Type of Contract............................................................7
   Purchase of the Contract....................................................7
   Investment Options..........................................................7
   Expenses 9
      Sales Charge.............................................................9
      Mortality and Expense Risk Charge........................................9
      Premium Tax Charge.......................................................9
      Other Expenses..........................................................10
   Right to Examine Period....................................................10
   Cancellation Rights........................................................10

FEE TABLES....................................................................10

CONDENSED FINANCIAL INFORMATION...............................................11

INVESTMENT OPTIONS............................................................11
   Variable Investment Options................................................11
   Fixed Investment Option....................................................20

EXPENSES......................................................................20
   Summary of Costs of Investing in the Contracts.............................20
   Sales Charge...............................................................21
   Mortality and Expense Risk Charge..........................................21
   Statutory Premium Taxes....................................................21
   Income Taxes...............................................................22
   Transfer Fee...............................................................22
   Fund Expenses..............................................................22
   Reduction of Certain Charges and Additional Amounts Credited...............22

THE CONTRACT..................................................................22
   General Description........................................................22
   Who Should Purchase a Contract.............................................23
   About the Contract.........................................................23
   Purchasing a Contract......................................................23
   Allocation of Premium......................................................24
   Right to Examine Period....................................................24

   Market Timing..............................................................24
   Fund-Rejected Transfers....................................................25
   Transfers Among Investment Options.........................................26
      Minimum Transfer Amount.................................................26
   Effective Date of Transfers Among Variable Investment Options..............26
   Transfer Requests in Good Order............................................27
   Automatic Rebalancing......................................................27
   Dollar Cost Averaging......................................................27
   Cancellation Rights........................................................28
      Access To Your Money....................................................28
      Cancellation Of The Contract............................................28
      Computing the Cancellation Value........................................28
      Taxes ..................................................................29
   Rights Reserved by the Company.............................................29

ANNUITY PAYMENTS..............................................................30
   Generally..................................................................30
   Annuity Payment Options....................................................31
   Annuity Units..............................................................32
   Determination of the Initial Annuity Payment...............................32
   Impact of Annuitant's Age on Annuity Payments..............................33
   Impact of Annuitant's Gender on Annuity Payments...........................33
   Impact of Length of Payment Periods on Annuity Payments....................33
   Impact of Optional Cancellation Endorsement on Annuity Payments............34
   Determination of Subsequent Variable Annuity Payments......................34
   Assumed Investment Return..................................................35

ACCESS TO YOUR MONEY..........................................................36
   Generally..................................................................36
   Deferment of Payments......................................................36

DEATH BENEFIT.................................................................36
   Death Within Six Months of the Contract Date...............................36
   Death Prior to Income Start Date...........................................37
   Death of Contract Owner After the Income Start Date........................37
   Death of Annuitant After the Income Start Date.............................37
   Designation of Beneficiary.................................................38

PERFORMANCE...................................................................38

TAXES.........................................................................39
   Introduction...............................................................39
   Annuity Contracts in General...............................................40

   Tax Treatment of Distributions - Qualified Contracts.......................40
   Distributions in General...................................................40
   Tax Treatment of Distributions - Non-Qualified Contracts...................43
   Non-Qualified Contracts Owned by Non-Natural Persons.......................44
   Section 1035 Exchanges.....................................................44
   Diversification and Investor Control.......................................45
   Withholding................................................................45

OTHER INFORMATION.............................................................45
   American International Life Assurance Company of New York..................45
   Guarantee of Insurance Obligations.........................................46
   Ownership..................................................................47
   Voting Privileges..........................................................47
   Distribution of the Contract...............................................47
   Legal Proceedings..........................................................48

FINANCIAL STATEMENTS..........................................................49

APPENDIX......................................................................50
   Hypothetical Illustrations Of Annuity Payments.............................50

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..................56

CONTACT INFORMATION: Here is how you can contact us about the Group Immediate Variable Annuity Contracts:

ADMINISTRATIVE CENTER:                    HOME OFFICE:
----------------------------------------  --------------------------------------
(U.S. Mail)                               American International Life Assurance
American International Life Assurance     Company of New York
Company of New York                       80 Pine Street
Group Annuity Administration Department   New York, New York 10005
600 King Street (DPEN)
Wilmington, Delaware 19801
1-877-299-1724
----------------------------------------  --------------------------------------

                                   DEFINITIONS

We have defined certain terms used in this prospectus to help you understand these terms. We have defined them in this glossary.

Administrative Center - Our Administrative Center is located at 600 King Street
(DPEN), Wilmington, Delaware, 19801, telephone: 1-877-299-1724.

Annuitant - The person you designate to receive Annuity Payments and whose life determines the duration of Annuity Payments involving life contingencies. The Annuitant is usually the owner of the Contract, but in some circumstances the Contract Owner may not be the Annuitant. In addition, certain Annuity Payment Options under the Contract permit a Joint Annuitant.

Annuity Payment - The series of periodic income payments selected by the Contract Owner.

Annuity Payment Option - The method in which you choose to receive your stream of Annuity Payment(s).

Annuity Unit - An accounting unit of measure used to calculate Annuity Payments after the Contract Date.

Assumed Investment Return - The net investment return that will cause variable Annuity Payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable Annuity Payments.

Company - American International Life Assurance Company of New York, 80 Pine Street, New York, New York 10005.

Contract Anniversary - An anniversary of the date we issued your Contract.

Contract Date - The date your Contract is issued and becomes effective.

Contract Owner - The person (or persons) shown as the Owner under the Contract schedule. Unless otherwise noted, all references to "you" or "your" in this prospectus, refer to the Contract Owner.

Contract Year - Each twelve-month period beginning on the Contract Date.

Income Change Date - The date on which the amount of your next variable Annuity Payment is calculated based in part on the performance of the subaccounts you have chosen, your selected Assumed Investment Return and certain other factors. The Income Change Date occurs on the same frequency as your variable Annuity Payments (monthly, quarterly, semi-annual or annual basis), which is specified in your Contract.

Income Start Date - The date on which Annuity Payments begin. You choose this date when you purchase the Contract. Because the Contract is an immediate annuity, rather than a deferred annuity, the Income Start Date cannot be later than 12 months after the Contract Date. (Deferred annuities generally permit you to defer the date that Annuity Payments begin for an indefinite period of time.)

Non-Qualified Contract - An annuity purchased with dollars already subject to taxation.

Premium Payment - Money sent to us to be invested in your Contract. Because the Contract is a single premium Contract, you are permitted to make only one Premium Payment to us. All references in this prospectus to "net Premium Payment" mean Your Premium Payment minus taxes and one-time charges.

Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by a deductible IRA.

Right to Examine Period - Time period immediately following the Contract Date, when you may return your Contract to the Company.

Statutory Premium Tax - A tax charged by a state or municipality on Premium Payments.

Valuation Date - Each day that the New York Stock Exchange ("NYSE") is open for trading. We compute Contract values as of the time the NYSE closes on each Valuation Date, which is usually 4:00 p.m. Eastern time.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

                             SUMMARY OF THE CONTRACT

The summary provides a brief overview of the significant features of the Contract. You can find additional information later in this prospectus, in the SAI, and in the Contract. This prospectus applies principally to the variable investment options and related aspects of the Contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose of the Annuity Contract

The single premium immediate variable annuity Contract described in this prospectus provides Annuity Payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant or for a certain period of years. You may select from a number of Annuity Payment Options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose Annuity Payments that are fixed, variable, or a combination of fixed and variable. You may choose Annuity Payments on a monthly, quarterly, semi-annual, or annual basis.

The Contract is intended for people who want to receive a stream of Annuity Payments, generally for retirement, but also for other long-term purposes.

Type of Contract

If you are eligible, you may purchase the Contract as an individual retirement annuity ("IRA") with contributions rolled-over or converted from tax-qualified plans such as 401(k) Plans, 403(b) Plans, government 457 Plans, or IRAs. You may also purchase the Contract as a non-qualified retirement plan for an individual.

Purchase of the Contract

The minimum amount to purchase a Contract is $20,000. We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. In general, we will not issue a Contract to anyone who is over age 90, but reserve the right to increase or decrease that age.

Investment Options

When you purchase the Contract, you may allocate your Premium Payment to our variable account to provide a variable annuity. Our variable account is divided into subaccounts, 30 of which are currently offered under the Contract. Each of the 30 subaccounts invests exclusively in shares of a specific Vanguard Fund or Vanguard VIF Portfolio.

The investment performance of each subaccount is linked to the investment performance of one of the Funds. Assets in each of the subaccounts belong to the Company, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations under the Contracts.

The Vanguard Funds are only available if your Contract has been issued on a qualified basis. The Vanguard VIF Portfolios are available for both qualified and non-qualified Contracts. You can allocate your Premium Payment to one or more subaccounts that invest exclusively in shares of the following variable investment options described in the Funds' prospectuses:

The variable investment options currently offered are:

Vanguard Funds

Vanguard 500 Index Fund                          Vanguard U.S. Growth Fund
Vanguard Dividend Growth Fund                    Vanguard Wellington(TM) Fund
Vanguard GNMA Fund                               Vanguard Windsor(TM) Fund
Vanguard Inflation-Protected Securities Fund     Vanguard LifeStrategy Conservative Growth Fund
Vanguard Prime Money Market Fund                 Vanguard LifeStrategy Growth Fund
Vanguard Small-Cap Growth Index Fund             Vanguard LifeStrategy Income Fund
Vanguard Small-Cap Value Index Fund              Vanguard LifeStrategy Moderate Growth Fund
Vanguard Total Bond Market Index Fund

The above Vanguard Funds were previously available under a separate prospectus but was made available to you as of May 1, 2004, if your Contract was issued on a qualified basis.

As of March 4, 2004, Vanguard PRIMECAP Fund was no longer available to new investors. Contract Owners invested in the Fund as of May 2, 2005 may retain the investment but cannot use the account value invested in Vanguard PRIMECAP Fund for any other purpose except to transfer to one of the other currently offered investment options.

As of December 1, 2004, Vanguard Health Care Fund and Vanguard Total International Stock Index Fund were no longer offered as investment options under the Contract. As of May 2, 2005, Vanguard International Growth Fund is no longer offered as an investment option under the Contract.

Vanguard VIF Portfolios

Vanguard VIF Balanced Portfolio             Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF Capital Growth Portfolio*      Vanguard VIF Money Market Portfolio
Vanguard VIF Diversified Value Portfolio    Vanguard VIF REIT Index Portfolio
Vanguard VIF Equity Income Portfolio        Vanguard VIF Short-Term Investment-Grade Portfolio
Vanguard VIF Equity Index Portfolio         Vanguard VIF Small Company Growth Portfolio
Vanguard VIF Growth Portfolio               Vanguard VIF Total Bond Market Index Portfolio
Vanguard VIF High Yield Bond Portfolio      Vanguard VIF Total Stock Market Index Portfolio*
Vanguard VIF International Portfolio

*This Vanguard Fund was previously available under a separate prospectus but was made available to you as of May 1, 2004.

The UIF Portfolios not currently offered are:

UIF Portfolios

UIF Core Plus Fixed Income Portfolio - Class I Shares
UIF Equity Growth Portfolio - Class I Shares
UIF International Magnum Portfolio - Class I Shares
UIF Mid Cap Growth Portfolio - Class I Shares
UIF Value Portfolio - Class I Shares

If any portion of your account value was invested in any of the UIF Portfolios listed above as of April 30, 2003, you may retain the investment, but you cannot use any of the UIF Portfolios for any other purpose except to transfer to one of the Vanguard VIF Portfolios or Vanguard Funds (if issued on a qualified basis). No additional account value may be invested in any of the UIF Portfolios.

From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

Allocating part or all of your Premium Payment to a subaccount means you have elected, at least in part, a variable Annuity Payment. The amount of your variable Annuity Payment will increase or decrease depending on the investment performance of the subaccounts you selected. You bear the investment risk for amounts allocated to a subaccount.

You can also allocate all or part of your Premium Payment to the general account and elect a fixed Annuity Payment. Under this option, the periodic amount you receive will not change.

Expenses

The Company deducts the following charges in connection with the Contract. For additional information, see "EXPENSES" further on in this prospectus.

Sales Charge. We may deduct a one time charge from your Premium Payment.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 1.25% per annum based on each subaccount's average daily net assets.

Premium Tax Charge. Certain states assess a Premium Tax charge for Premium Payments made under the Contract. If applicable, the Premium Tax will be deducted from your single Premium Payment upon its receipt by the Company. See "Premium Taxes" further on in this prospectus for more information.

Other Expenses. The management fees and other expenses of the Funds are paid by the Funds and are reflected in the net asset values of the Funds' shares.

Right to Examine Period

You may cancel your Contract within ten days after receiving it (or longer if your state requires). We will refund your Premium Payment, adjusted as required by your Contract. See "Right to Examine Period" further on in this prospectus.

Cancellation Rights

You may choose to have the right to cancel your Contract subject to certain provisions. See "Cancellation Rights" further on in this prospectus.

                                   FEE TABLES

The following tables describe the fees and expenses that you will pay when buying and owning the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted. We reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

                                         Maximum Contract Owner Transaction Expenses
------------------------------------------------------------------------------------------------------------------------------
                              Charge                                                          Amount
-------------------------------------------------------------------- ---------------------------------------------------------
Sales Load Imposed on Purchases (as a percentage of purchase                              4% of premium
payments)

Transfer Fee                                                                             $10 per transfer
                                                                          (There is no charge for the first 12 transfers
                                                                          each Contract year; thereafter, we reserve the
                                                                           right to charge a fee of $10 per transfer.)

Statutory Premium Taxes - Qualified Contracts                                          0 - 1% of premium

Statutory Premium Taxes - Non-Qualified Contracts                                      0 - 3.5% of premium

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.


                        Variable Account Annual Expenses
                   (as a percentage of average account value)
--------------------------------------------------------------------------------
                   Charge                                    Amount
----------------------------------------------- --------------------------------
Maximum Mortality and Expense Risk Fees                      1.25%

      Total Variable Account Annual Expenses                 1.25%

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses for any of the Funds for the fiscal year ended December 31, 2005. Current and future expenses for the Funds may be higher or lower than those shown.

                          Annual Fund Fees and Expenses
            (as a percentage of average daily variable account value)
-------------------------------------------------------------------------------
Charge                                        Maximum            Minimum
---------------------------------------- ------------------ -------------------
Total Annual Fund Operating Expenses           0.60%              0.14%
(expenses that are deducted from Fund
assets include management fees,
distribution (12b-1) fees, and other
expenses)
---------------------------------------- ------------------ -------------------

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses. You may request copies of the Funds' prospectuses by contacting our Administrative Center.

                         CONDENSED FINANCIAL INFORMATION

As of the fiscal year ended December 31, 2005, there were no outstanding accumulation units.

                               INVESTMENT OPTIONS

Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your Contract and other variable annuity Contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the Contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one Fund for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the Contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Vanguard Funds

Each of the Vanguard Funds is a mutual fund registered with the SEC. As the Funds' sponsor and overall manager, Vanguard may compensate us for providing administrative services in connection with the Funds offered under the Contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for each of the Vanguard Funds before investing. They contain detailed information regarding management of the Vanguard Funds, investment objectives, investment advisory fees, and other charges. The prospectuses also discuss the risks involved in investing in the Vanguard Funds. Below is a summary of the investment objective and strategies of each of the Funds available under the Contract. There is no assurance that any of these Funds will achieve its stated objective.

     . Vanguard 500 Index Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Fund employs a "passive management"-or indexing-investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

     . Vanguard Dividend Growth Fund seeks to provide, primarily, an above-average level of current income and, secondarily, long-term capital appreciation and income. The Fund invests primarily in stocks that tend to offer current dividends. The Fund focuses on high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These stocks typically, but not always, will be trading at a discount to the market at the time of purchase. The Fund will be diversified across industry sectors.

     . Vanguard GNMA Fund seeks to provide a moderate level of current income. The Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA or "Ginnie Mae") pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government. The balance of the Fund's assets may be invested in U.S. Treasury or other U.S. government agency securities, as well as repurchase agreements collateralized by such securities. Securities issued by most other U.S. government agencies are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U. S. government. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. While the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (3 to 10 years).

     . Vanguard Inflation-Protected Securities Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed securities. The Fund invests at least 80% of its assets in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund may invest in bonds of any maturity; however, its dollar-weighted average maturity is expected to be in a range of 7 to 20 years. At a minimum, all bonds purchased by the Fund will be rated "investment-grade."

     . Vanguard Prime Money Market Fund seeks to provide current income while maintaining liquidity and a stable share price of $1. The Fund invests in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 90 days or less.

     . Vanguard Small-Cap Growth Index Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization growth stocks. The Fund employs a "passive management" - or indexing-investment approach designed to track the performance of the Morgan Stanley Capital International(R) (MSCI(R)) US Small Cap Growth Index, a broadly diversified index of growth stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

     . Vanguard Small-Cap Value Index Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the MSCI US Small Cap Value Index, a broadly diversified index of value stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

     . Vanguard Total Bond Market Index Fund seeks to track the performance of a broad, market-weighted bond index. The Fund employs a "passive management" - or indexing - strategy designed to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Fund invests by "sampling" the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in bonds held in the Index. The Fund may use up to 10% of its assets to overweight nongovernment bonds (and correspondingly underweight government bonds) relative to the Index, but the overall credit quality of the Fund's nongovernment holdings will meet or exceed the overall credit quality of the Index's nongovernment holdings. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years.

     . Vanguard U.S. Growth Fund seeks to provide long-term capital appreciation. The Fund invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Fund uses multiple investment advisors.

     . Vanguard Wellington Fund seeks to provide long-term capital appreciation and reasonable current income. The Fund invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established, medium-size and large companies. In choosing these companies, the advisor seeks those that appear to be undervalued but have prospects for improvement. These stocks are commonly referred to as value stocks. The remaining 30% to 40% of Fund assets are invested mainly in investment-grade corporate bonds, with some exposure to U.S. Treasury and government agency bonds, as well as mortgage-backed securities.

     . Vanguard Windsor Fund seeks to provide long-term capital appreciation and income. The Fund invests mainly in mid-and large-capitalization companies whose stocks are considered by the Fund's advisors to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisors feel are trading at prices that are below average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields. The Fund uses multiple investment advisors.

     . Vanguard LifeStrategy Conservative Growth Fund seeks to provide current income and low to moderate capital appreciation. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 40% of the Fund's assets to bonds, 20% to short-term fixed income investments, and 40% to common stocks.

     . Vanguard LifeStrategy Growth Fund seeks to provide capital appreciation and some current income. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 80% of the Fund's assets to common stocks and 20% to bonds.

     . Vanguard LifeStrategy Income Fund seeks to provide current income and some capital appreciation. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund's assets to bonds, 20% to short-term fixed income investments, and 20% to common stocks.

     . Vanguard LifeStrategy Moderate Growth Fund seeks to provide capital appreciation and a low to moderate level of current income. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund's assets to common stocks and 40% to bonds.

Each Fund is part of The Vanguard Group, Inc. ("Vanguard"), a family of 36 investment companies with more than 130 investment portfolios holding assets in excess of $930 billion.

Vanguard serves as the investment advisor to Vanguard 500 Index Fund, Vanguard Inflation-Protected Securities Fund, Vanguard Prime Money Market Fund, Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Total Bond Market Index Fund. Vanguard manages these funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the funds. Certain of the funds employ external advisors. AllianceBernstein L.P. and William Blair & Company, L.L.C. serve as advisors to Vanguard U.S. Growth Fund. Wellington Management Company, LLP serves as advisor to Vanguard Dividend Growth Fund, Vanguard GNMA Fund, and Vanguard Wellington Fund. Wellington Management Company, LLP and Sanford C. Bernstein & Co., LLC serve as advisors to Vanguard Windsor Fund. The LifeStrategy Funds receive advisory services indirectly by investing in other Vanguard funds. The LifeStrategy Funds' board of trustees decides how to allocate their assets among the underlying funds.

Vanguard VIF Portfolios

Each of the Vanguard VIF Portfolios is a mutual fund registered with the SEC. As the funds' distributor, Vanguard may compensate us for providing administrative services in connection with the funds offered under the Contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for the Vanguard VIF Portfolios before investing. It contains detailed information regarding management of the Vanguard VIF Portfolios, investment objectives, investment advisory fees and expenses, and other charges. The prospectus also discusses the risks involved in investing in the Vanguard VIF Portfolios. Below is a summary of the investment objective and strategies of each of the Funds available under the Contract. There is no assurance that any of these portfolios will achieve its stated objective.

     . Vanguard VIF Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income. The Portfolio invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established, medium-size and large companies. In choosing these companies, the advisor seeks those that appear to be undervalued but have prospects for improvement. The remaining 30% to 40% of Portfolio assets are invested mainly in fixed income securities that the advisor believes will generate a reasonable level of current income. These securities include investment-grade corporate bonds, some U.S. Treasury and government agency bonds, and mortgage-backed securities.

     . Vanguard VIF Capital Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Portfolio consists predominantly of mid- and large-capitalization stocks.

     . Vanguard VIF Diversified Value Portfolio seeks to provide long-term capital appreciation and income. The Portfolio invests mainly in large- and mid-capitalization companies whose stocks are considered by the advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at prices that are below-average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields.

     . Vanguard VIF Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation. The Portfolio invests mainly in common stocks of medium-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. In addition, the advisors generally look for companies that they believe are committed to paying dividends consistently. Under normal circumstances, the Portfolio will invest at least 80% of its assets in stocks, also known as equity securities. The Portfolio's 80% policy may be changed only upon 60 days' notice to investors. The Portfolio uses multiple investment advisors.

     . Vanguard VIF Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Portfolio employs a "passive management" - or indexing - investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

     . Vanguard VIF Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests mainly in stocks of large-capitalization U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Portfolio uses multiple investment advisors.

     . Vanguard VIF High Yield Bond Portfolio seeks to provide a high level of current income. The Portfolio invests mainly in a diversified group of high-yielding, higher-risk corporate bonds - commonly known as "junk bonds" - with medium- and lower-range credit-quality ratings. The Portfolio invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc.; have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Portfolio's advisor. The Portfolio's 80% policy may be changed only upon 60 days' notice to investors. The Portfolio may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B, or the equivalent, convertible securities, and preferred stocks.

     . Vanguard VIF International Portfolio seeks to provide long-term capital appreciation. The Portfolio invests predominantly in the stocks of companies located outside of the United States. In selecting stocks, the Portfolio's advisors evaluate foreign markets around the world and choose companies with above-average growth potential.

     . Vanguard VIF Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Portfolio employs a "passive management" - or indexing - investment approach designed to track the performance of the MSCI US Mid Cap 450 Index, a broadly diversified index of stocks of medium-size U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

     . Vanguard VIF Money Market Portfolio seeks to provide current income while maintaining liquidity and a stable share price of $1. The Portfolio invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry. The Portfolio maintains a dollar-weighted average maturity of 90 days or less.

     . Vanguard VIF REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs. The Portfolio normally invests at least 98% of its assets in stocks issued by equity real estate investment trusts (known as REITs) in an attempt to parallel the investment performance of the MSCI U.S. REIT Index. The Portfolio invests in stocks that make up the Index; the remaining assets are allocated to cash investments.

     . Vanguard VIF Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility. The Portfolio invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or by another independent rating agency; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Portfolio is expected to maintain a dollar-weighted average maturity of 1 to 3 years.

     . Vanguard VIF Small Company Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests at least 80% of its assets primarily in common stocks of smaller companies. These companies tend to be unseasoned but are considered by the Portfolio's advisors to have superior growth potential. Also, these companies often provide little or no dividend income. The Portfolio's 80% policy may be changed only upon 60 days' notice to shareholders. The Portfolio uses multiple investment advisors.

     . Vanguard VIF Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index. The Portfolio employs a "passive management" - or indexing - investment approach designed to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Portfolio invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Portfolio's investments will be selected through the sampling process, and at least 80% of the Portfolio's assets will be invested in bonds held in the index. The Portfolio maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years.

     . Vanguard VIF Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market. The Portfolio employs a "passive management" - or indexing - investment approach designed to track the performance of the Standard & Poor's ("S&P") Total Market Index by investing all, or substantially all, of its assets in two Vanguard funds-Vanguard Variable Insurance Fund-Equity Index Portfolio and Vanguard Extended Market Index Fund. The S&P Total Market Index consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market.

Vanguard serves as the investment advisor to Vanguard VIF Equity Index Portfolio, Vanguard VIF Mid-Cap Index Portfolio, Vanguard VIF Money Market Portfolio, Vanguard VIF REIT Index Portfolio, Vanguard VIF Short Term Investment-Grade Portfolio, and Vanguard VIF Total Bond Market Index Portfolio. Vanguard VIF Total Stock Market Index Portfolio receives advisory services indirectly, by investing in another Vanguard fund and Vanguard VIF Portfolio. Vanguard manages these funds on an at-cost basis, subject to the control of the trustees and officers of the funds. Certain of the funds employ external advisors. PRIMECAP Management Company serves as advisor to Vanguard VIF Capital Growth Portfolio. AllianceBernstein L.P. and William Blair & Company, L.L.C. serve as advisors to the Vanguard VIF Growth Portfolio. Wellington Management Company, LLP serves as advisor to Vanguard VIF High Yield Bond Portfolio and Vanguard VIF Balanced Portfolio. Granahan Investment Management, Inc. and Grantham, Mayo, Van Otterloo & Co., LLC serve as advisors to Vanguard VIF Small Company Growth Portfolio. Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd serve as advisors to Vanguard VIF International Portfolio. Barrow, Hanley, Mewhinney & Strauss, Inc. serves as advisor to Vanguard VIF Diversified Value Portfolio. Wellington Management Company, LLP and Vanguard's Quantitative Equity Group serve as advisors to Vanguard VIF Equity Income Portfolio.

Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of Contract Owners like you, as well as claims made by our other creditors.

To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the Annuity Payments you receive will be unaffected by investment performance.

                                    EXPENSES

Costs are an important consideration in choosing a variable annuity. That's because you, as a Contract Owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the Fund buys and sells securities, as well as the costs associated with the annuity Contract itself. These combined costs can have a significant effect on the investment performance of the annuity Contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.

Summary of Costs of Investing in the Contracts

     .    Maximum sales loads or sales charges: 4.00% of premium

     .    No annual Contract maintenance charge

     . No current fee to exchange money among the Subaccounts (we reserve the right to charge a fee of $10 per transfer after the first 12 transfers in a Contract year)

     .    Maximum Annual Mortality and Expense Risk Charge: 1.25%

     . Fees and expenses paid by the Funds which ranged from 0.14% to 0.60% in the fiscal year ended December 31, 2005

Sales Charge

We will deduct a maximum of 4.00% of your Premium Payment as a sales charge. The value of your Premium Payment (or "net" Premium Payment), after the sales charge and Statutory Premium Taxes are deducted, will be allocated to your selected investment options to provide for fixed and/or variable income payments. AILife receives the sales charge to cover sales expenses, including commissions.

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your Contract. We may offer different rates to different groups, based upon our assessment of the risks that are involved. Once the charge is established it will not change for the group. The maximum rate we will charge any group is 1.25%. The charge compensates us for the expenses of administering the Contract, for assuming the risk that we will have to make Annuity Payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the Contract. If the charges under the Contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

The Company assumes mortality risk where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives. The Company assumes the risk of making monthly Annuity Payments regardless of how long all Annuitants may live.

The Company also assumes charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, but may not be enough to cover the actual costs of issuing and administering the Contract.

Statutory Premium Taxes

We will deduct from your Premium Payment any Statutory Premium Tax imposed on us by the state or locality where you reside. The state of New York currently imposes no Premium Taxes on annuity Contracts.

Income Taxes

Although we do not currently deduct any charge for income taxes attributable to your Contract, we reserve the right to do so in the future.

Transfer Fee

There is no charge for the first 12 transfers each Contract year; after the first 12 transfers in a Contract year, we reserve the right to charge $10 per transfer.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various Funds. These charges are described in the prospectuses for the Vanguard Funds, the Vanguard VIF Portfolios and the UIF Portfolios. The maximum Fund expenses are described in the fee table contained in the prospectus.

Reduction of Certain Charges and Additional Amounts Credited

We may charge a mortality and expense risk charge that is lower than the maximum charge, reduce or eliminate transaction charges, or lower the minimum single premium requirement when the Contract is sold to groups of individuals under circumstances that reduce our sales, administrative, or any other expenses or mortality risks. Any variation in charges under the Contract will reflect differences in costs, services or risks, and will not be unfairly discriminatory. We will determine the eligibility of such groups by considering factors such as:

     .    the size and nature of the group;

     .    the total amount of premium we expect to receive from the group;

     . any other circumstances which we believe to be relevant in determining whether reduced sales, administrative or any other expenses or mortality risks may be expected.

Any reduction or elimination may be withdrawn or modified by us.

                                  THE CONTRACT

General Description

An annuity is a Contract between you, as the Contract Owner, and a life insurance company. The Contract provides income in the form of Annuity Payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date. You may purchase the

Contract using after-tax dollars (a non-qualified Contract), or you may purchase the Contract by transferring assets from another individual retirement annuity or "rolling over" assets from a qualified plan (a qualified Contract).

The Contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding mutual fund. Depending on market conditions, the various Funds may increase or decrease in value. If you allocate money to the Funds, the amount of the variable Annuity Payments will depend on the investment performance of the Funds you select.

The Contract also has a fixed investment option that is part of our general account. Each Annuity Payment from the fixed portion of your Contract will generally be for the same amount and will not vary with investment performance.

Who Should Purchase a Contract

The Contract is designed for people who want to receive a stream of income payments, generally for retirement. We call this stream of income payments "Annuity Payments."

You can purchase the Contract as a non-qualified Contract, with money generally from any source. Or, you may purchase the Contract as a qualified Contract such as an individual retirement annuity Contract funded with rollovers from tax-qualified plans.

Under the Contract, you will have access to your investment only through Annuity Payments, or certain other Contract provisions discussed in your Contract (and any applicable endorsements thereto). The Contract should only be purchased by individuals who will not need full access to their Premium Payment on an immediate basis.

About the Contract

This prospectus describes a Contract between you and the Company, the issuer of the Contract. The Contract may provide Annuity Payments for the life of one or two persons, or for a designated period, or both.

Purchasing a Contract

The minimum investment for both qualified and non-qualified Contracts is $20,000. We reserve the right to refuse your Premium Payment. In general, we will not issue a Contract to anyone who is over age 90, but we reserve the right to lower or increase this age for new Contracts.

Allocation of Premium

When you purchase a Contract, you will tell us how to allocate your Premium Payment among the investment options. At the time of application, we must receive your Premium Payment before the Contract will be effective. We will issue your Contract and allocate your Premium Payment to the Vanguard VIF Money Market Portfolio within two business days. If you do not give us all the necessary information we need to issue the Contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will refund your money unless you authorize us to keep it until all the necessary information is obtained. To include the new Funds available as of May 1, 2005, we will provide you information on how to change your allocation should you choose to do so.

Right to Examine Period

If for any reason you are not satisfied with your Contract, you may return it to us within 10 days after you receive it and we will refund your Premium Payment received by us, less any applicable charges that have been deducted, adjusted by any increase or decrease in investment experience in states where permitted. Because you have this right, we will direct the portion of your initial net Premium Payment that is to be allocated to a variable investment option, to the Vanguard VIF Money Market Portfolio for a period of 15 days, starting on the date your investment performance begins. Then we will automatically allocate your investment among the available variable investment options in the ratios you have chosen. This reallocation will not count against the 12 free transfers that you are permitted to make each year. The allocation of your investment out of the Vanguard VIF Money Market Portfolio into the investment options you have chosen, generally utilizes investment option prices as of the date of the allocation. However, if the allocation is scheduled to occur on a non-business day, it will be processed as of the preceding business day. As with all of the subaccounts, you bear any risk associated with investment in the Vanguard VIF Money Market Portfolio during the Right to Examine Period.

To exercise your right to return your Contract, you must mail it directly to us at American International Life Assurance Company of New York, Attention: Group Annuity Administration Department, 600 King Street (DPEN), Wilmington, Delaware 19801, within 10 days after you receive it. In a few states, if your Contract is replacing an existing annuity or life policy, this period may be longer.

Any portion of your initial net Premium Payment that is to be allocated to the fixed investment option will be so allocated upon receipt.

Market Timing

The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

     . dilution in the value of Fund shares underlying investment options of other Contract Owners;

     .    interference with the efficient management of the Fund's portfolio;
          and

     .    increased administrative costs.

We have policies and procedures that require us to monitor the Contracts to determine if a Contract Owner requests:

     . an exchange out of a variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, within two calendar weeks of an earlier exchange into that same variable investment option;

     . an exchange into a variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, within two calendar weeks of an earlier exchange out of that same variable investment option; or

     . exchanges into or out of the same variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, more than twice in any one calendar quarter.

If any of the above transactions occurs, we will suspend your same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. Your first violation of this policy will result in the suspension of your Contract transfer privileges for ninety days. Any subsequent violations of this policy will result in the suspension of your Contract transfer privileges for six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.

In addition, you may incur a $10 charge for each transfer in excess of 12 each Contract year.

Fund-Rejected Transfers

Some of the Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a

Contract Owner's transfer request. We will follow the Fund's instructions. Please read the Funds' prospectuses and supplements for information about restrictions on transfers.

Transfers Among Investment Options

The initial allocation of your Premium Payment among investment options to provide variable Annuity Payments can be changed by transfers of Fund values among the investment options made by written request. We reserve the right to charge $10 per transfer after the first 12 transfers in a Contract year. We consider your instruction to transfer from or to more than one investment option at the same time to be one transfer. No transfers can be made from the fixed investment option to a variable investment option, but transfers can be made from the variable investment options to the fixed investment option or to other variable investment options.

How transfers among variable investment options are effected:

     (A) The number of Annuity Units in the subaccount from which Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.

     (B) The final value from (A) is divided by the current Annuity Unit Value of the subaccount into which the transfer is going.

     (C) The result of (B) is the number of Annuity Units allocated to the new subaccount.

Minimum Transfer Amount. The minimum amount that can be transferred in any one transfer is $50 per month of income. This means that however many Annuity Units would produce $50 of monthly income, calculated at the current Annuity Value, is the minimum number of Annuity Units that may be transferred.

The transfer request must clearly state which investment options are involved and the amount of the transfer.

Effective Date of Transfers Among Variable Investment Options

When you transfer money among the variable investment options, we will redeem units of the affected subaccounts at their prices as of the end of the current Valuation Date. We will credit any subaccount you transfer the money to at the same time.

The amount of the allocation in each subaccount will change with that subaccount's investment performance. You should periodically review your allocations in light of market conditions and financial objectives.


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Transfer Requests in Good Order

We will accept the Contract Owner's instructions to transfer values in the Contract Owner's investment options, contingent upon the Contract Owner providing us with transfer requests in good order. This means that the Contract Owners' requests must be accompanied by sufficient detail to enable us to transfer assets properly.

If we receive a transfer request and it is not in good order, the transfer will not be completed until we receive all necessary information.

We will attempt to make a Contract Owner's request in good order for up to five business days following its receipt. For instance, one of our representatives may telephone the Contract Owner to determine the intent of a request. If a Contract Owner's request is still not in good order after five business days, we will cancel the request and notify the Contract Owner when the request is cancelled.

Automatic Rebalancing

This feature automatically rebalances the current proportional value of your net Premium Payment allocated to each variable investment option under your Contract to correspond to your then current premium allocation designation. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. Automatic rebalancing entails taking assets from the better performing subaccounts and allocating them to the lesser performing subaccounts.

You tell us the day of the month you want us to do the rebalancing (other than the 29th, 30th, or 31st) and whether you want the frequency to be monthly, quarterly, semi-annually or annually. For example, if you elect to begin rebalancing effective January 15th, and you have requested quarterly rebalancing, your automatic rebalancing will start on January 15th, occur next on April 15th, and will continue quarterly thereafter. Rebalancing ends upon your request. Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.

Annuity Units for automatic rebalancing will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Dollar Cost Averaging

We offer dollar cost averaging that provides for automatic and scheduled transfers between variable investment options. You may maintain only one dollar cost averaging instruction with us at a time.


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



Annuity Units for dollar cost averaging will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Cancellation Rights

You may have the right to cancel your Contract if your Group Immediate Variable Annuity Contractholder has made the right available to you, and your Contract includes a Cancellation Endorsement, subject to the provisions below. Otherwise, the cancellation rights described in this section do not apply to you. If you choose the Cancellation Endorsement, the amount of each Annuity Payment will be lower than without the Cancellation endorsement. The reduction per Annuity Payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

Access To Your Money. If you are the Annuitant, you may access your money by receiving your scheduled Annuity Payments. If your Contract includes a Cancellation Endorsement, you, as Contract Owner, may cancel your Contract for its cancellation value within six (6) months after the Contract Date.

Cancellation Of The Contract. If your Contract includes a Cancellation Endorsement, and if the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract is issued), you may at any time within six (6) months after the Contract Date request a cancellation of your Contract. It is available with both the variable and the fixed payouts under all Annuity Payment Options. To elect a cancellation, the Contract must be in force. A cancellation is not available after six (6) months from the Contract Date.

If you cancel your Contract, we will pay you a lump sum amount. No residual benefit under the Contract will remain once a cancellation has been requested and paid during this six month period. This means that you will receive no other payments.

Computing the Cancellation Value. If you cancel, the amount of the lump sum benefit will be determined by calculating the actuarial present value, if any, of future variable and fixed Annuity Payments, to be determined as follows.

     . The value of future variable Annuity Payments is calculated by applying the Assumed Investment Return factor, and the mortality rates used to initially determine Annuity Payments, to the future variable Annuity Payments which are to be paid in accordance with the Annuity Payment Option in effect when cancellation is requested. The amount of future variable Annuity Payments used in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the request by the current number of Annuity Units for each subaccount, and summing for all subaccounts.


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



     . Fixed Annuity Payments will be determined by applying the then current annuity purchase rates, established in accordance with the Fixed Account section of the Contract, to the remaining value of fixed Annuity Payments which is to be paid in accordance with the Annuity Payment Option in effect on the date the request is received. We use investments in the fixed income market in part to support our obligations under the Contracts. We constantly monitor the rate of return we can derive in the fixed income markets. We may change the annuity purchase rate under the Contracts on account of variations in the rate of return on such investments. The current annuity purchase rates we use in calculating the benefit will be no more than three percent (3%) greater than or less than the interest rate used in originally calculating the stream of Annuity Payments at the Contract Date. For example, if the current annuity purchase rates for fixed Annuity Payments is seven percent (7%) then the annuity purchase rate that we will use in calculating the lump sum cancellation amount related to the fixed Annuity Payments portion of your Contract will be no less than four percent (4%) and no greater than ten percent (10%).

Taxes. Please read the discussion under "Taxes" further on in this prospectus for information relating to the cancellation of your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. We do not guarantee the tax status of your Contract.

Rights Reserved by the Company

The Company reserves the following rights to:

     .    Reflect a change in the variable account or any subaccount thereunder;

     .    Create new variable accounts;

     . Operate the variable account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law;

     . Transfer any assets in any subaccount in the variable account with another variable account;

     . Add, combine or remove subaccounts in the variable account, or combine the variable account with another variable account;

     . Make any new subaccounts available to the Contract Owner on a basis to be determined by the Company;

     . Substitute for the shares held in any subaccount the shares of another underlying Fund or the shares of another investment company or any other investment permitted by law;

     . Make any changes as required by the Internal Revenue Code or by any other applicable law, regulation or interpretation in order to continue treatment of this Contract as an annuity; or

     .    Make any changes to comply with the rules of any Fund.

                                ANNUITY PAYMENTS

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic Annuity Payments. You may choose Annuity Payments that are fixed, variable, or a combination of fixed and variable. You may choose Annuity Payments on a monthly, quarterly, semi-annual, or annual basis.

You select the Income Start Date, which must be within 12 months after the Contract Date and can start as early as 1 month after we receive your Premium Payment. In addition, Annuity Payments must begin by the Annuitant's 91st birthday. If a state requires that Annuity Payments begin prior to such date, we must comply with those requirements.

We will make Annuity Payments to you as the Annuitant unless, in the case of non-qualified Contracts only, you designate another person as Annuitant to receive them. For Annuity Payments:

     . From time to time, the Company may require proof that the Annuitant or Joint Annuitant is living.

     . Once Annuity Payments begin, you may not select a different Annuity Payment Option.

     . You may select an Annuity Payment Option and allocate your Premium Payment to either fixed or variable income choices, or both. You may not select more than one Annuity Payment Option.

     . If you choose both a fixed and a variable payment option, premium that you allocate to the fixed account may not be reallocated to another subaccount.

     . If you choose to include the Cancellation Endorsement with your Contract, the amount of each Annuity Payment will be lower than without the Cancellation Endorsement.


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



     . If the postal or other delivery service is unable to deliver checks to the payee's address of record, or if direct deposits to a bank account are returned because the account is closed, no interest will accrue on amounts represented by uncashed Annuity Payment checks or undeliverable direct deposits. It is the payee's responsibility to keep the Company informed of their current address or active bank account location.

Annuity Payment Options

The Contract currently offers the four Annuity Payment Options described below. We may make other Annuity Payment Options available subject to our discretion. Please refer to your Contract specific materials for the Annuity Payment Options available in your Contract. If your Annuity Payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

     .    Option 1 - Life Annuity

          Under this option, we will make Annuity Payments as long as the Annuitant is alive. Annuity Payments stop when the Annuitant dies.

     .    Option 2 - Life Annuity With A Guaranteed Number of Years

          Under this option, we will make Annuity Payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If the Annuitant dies before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period.

     .    Option 3 - Joint and Survivor Annuity

          Under this option, we will make Annuity Payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make Annuity Payments so long as the Joint Annuitant is alive. However, the amount of the remaining Annuity Payments will be either equal to or less than the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 3 is selected. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

     .    Option 4 - Joint and Survivor Annuity With A Guaranteed Number of
          Years

          Under this option, we will make Annuity Payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make Annuity Payments for the life of the Annuitant and for as long thereafter as the Joint Annuitant is alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 4 is selected. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

Under Annuity Payment Options 3 or 4, you have the right to determine whether or not the Annuity Payments to be made to the Joint Annuitant, upon the later of the Annuitant's death or the end of the guaranteed period, will be:

     . equal to the Annuity Payments the Annuitant was receiving while both the Annuitant and the Joint Annuitant were alive; or

     . lower than the Annuity Payments the Annuitant was receiving while both the Annuitant and the Joint Annuitant were alive.

All things being equal, Annuity Payments to the Annuitant while both the Annuitant and the Joint Annuitant are alive will be higher if you choose lower payments to the Joint Annuitant.

Annuity Units

Upon receiving your single Premium Payment, we calculate the number of Annuity Units associated with each Annuity Payment as determined by our currently used annuity rate factors. The Annuity Unit value for each Fund will vary from one Valuation Period to the next based on the investment experience of the assets in the Fund and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first Annuity Payment:

     . the portion of the premium allocated to provide variable Annuity Payments and the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return;


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



     . the portion of the Premium Payment allocated to provide fixed Annuity Payments and prevailing fixed interest rates;

     .    the age and gender of the Annuitant (and Joint Annuitant, if any);

     .    the Annuity Payment Option selected;

     .    the frequency of Annuity Payments;

     .    the deduction of applicable Premium Taxes; and

     .    the time period from the Contract Date to the Income Start Date.

Impact of Annuitant's Age on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Gender on Annuity Payments

Congress and the legislatures of various states have from time to time considered legislation that would require annuity benefits to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of annuity Contracts in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender.

In most cases, other than those mentioned above, the amount of fixed and variable Annuity Payments involving life income will be affected by the gender of the Annuitant and Joint Annuitant. However, we reserve the right to offer Contracts to certain groups in situations which, under current law, may require gender-neutral benefits. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Impact of Optional Cancellation Endorsement on Annuity Payments

If you choose to include the Cancellation Endorsement with your Contract, the amount of each Annuity Payment will be lower than without the Cancellation Endorsement. The reduction per Annuity Payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable Annuity Payments to reflect the performance of the investment options you chose after the net investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable Annuity Payment as follows. The portion of the first Annuity Payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable Annuity Payment.

The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

     .    If value is transferred from one investment option to another.

     . Upon the death of the primary Annuitant after the guaranteed period ends if the Contract Owner selects a joint and survivor Annuity Payment Option (either Annuity Option 4 or Annuity Option 3) with a lower percentage of payments elected for the Joint Annuitant. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable Annuity Payment.

On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

The variable Annuity Payments will remain level until the next Income Change Date. Subsequent variable Annuity Payments may be more or less than the previously calculated variable Annuity Payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the Annuity Payments provided by the portion of the Premium Payment allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the Fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects Annuity Payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered to certain groups. Currently, we offer AIRs of 3.5% and 5%. In the future we may make additional AIRs available.

     . If you allocated a portion of your premium to variable annuity income, then you invested this premium into the annuity investment options available and selected an AIR. If more than one AIR is offered you will need to decide between a higher or lower AIR.

     . We use the AIR to help us calculate your current and future variable annuity benefits. In order to calculate the benefit amounts we need a rate of return for the annuity investment options you selected. Since we cannot know what the performance of the investment options will be in the future, we make an assumption, and this assumption is called the Assumed Investment Return.

     . For future variable annuity benefits, the AIR represents the total return after expenses of the investment options needed to keep your payments from increasing or decreasing. If net performance (rate of return after expenses) is exactly equal to the AIR, the level of the variable Annuity Payments will not change. If the net performance of your annuity investment options is higher than the AIR, then your Annuity Payments will increase. Similarly, if net performance of your annuity investment options is less than the AIR, then your Annuity Payments will decrease.

     . With a 5% AIR you will receive a higher initial benefit amount than with a 3.5% AIR. However, benefits based on a 5% AIR will increase more slowly in a rising market and decline more rapidly in a falling market than benefits based on a 3.5% AIR.

     . With a 3.5% AIR, you will receive a lower initial benefit amount than with a 5% AIR. However, benefits based on a 3.5% AIR will increase more quickly in a rising market and decline more slowly in a falling market than benefits based on a 5% AIR.

                              ACCESS TO YOUR MONEY

Generally

Depending on the Annuity Payment Option you select and whether you are the Annuitant, you may receive Annuity Payments according to the Annuity Payment Option you select. Under certain Annuity Payment Options, surrenders may be permitted.

Deferment of Payments

We may delay making fixed payments from your Contract for up to 12 months subject to state law. We will credit interest to you during that period.

We may suspend or postpone making variable payments from your Contract or processing transfer requests for an undetermined period of time when:

     .    the NYSE is closed other than weekend and holiday closings;

     .    trading on the NYSE is restricted;

     . an emergency exists as determined by the SEC or other appropriate regulatory authority such that disposal of or determination of the value of shares of the Funds is not reasonably practicable; or

     .    the SEC by order so permits for the protection of investors.

                                  DEATH BENEFIT

Death Within Six Months of the Contract Date

If your Group Immediate Variable Annuity Contractholder has made the cancellation right available to you, your Contract includes a Cancellation Endorsement, and the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract issued), we will pay a lump sum death benefit in the event that the Annuitant and Joint Annuitant, if any, die within six (6) months of the Contract Date. The benefit shall be payable to the Contract Owner, if living, or if not, to the beneficiary.

The amount of the lump sum death benefit will be determined by:

     . calculating the actuarial present value of future variable Annuity Payments as described in item number (1) under "Computing the Cancellation Value" earlier on in this prospectus; and

     . adding to that, the amount of premium allocated to pay fixed Annuity Payments, minus any fixed Annuity Payments already made.

No residual benefit under the Contract will remain once a cancellation or a death benefit has been requested and paid during this six month period. Note: If you choose the Cancellation Endorsement, the amount of each Annuity Payment will be lower than without the Cancellation Endorsement. The reduction per Annuity Payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

Death Prior to Income Start Date

Subject to the above provisions, if no Annuitant or Joint Annuitant is alive on the Income Start Date, the Contract will be canceled and we will pay you a refund equal to your Premium Payment adjusted for any investment performance and any accumulated interest.

If your Contract is a joint and survivor annuity and either the Annuitant or the Joint Annuitant die before the Income Start Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

Death of Contract Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the Contract. Payments will continue to be paid to the Annuitant pursuant to the Annuity Payment Option in force at the date of your death.

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the Annuity Payment Option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the Annuity Payment Option in effect at the Annuitant's death. If no beneficiary survives the Annuitant, we will pay any remaining benefit to the Annuitant's estate.

The Contract permits you as Contract Owner to name a Joint Annuitant. However, choosing a Joint Annuitant will only impact your Contract if you have also designated the Joint Annuitant as a controlling life and chosen one of the following two Joint and Survivor Annuity Options.

     .    Annuity Payment Option 3 - Joint and Survivor Annuity; or

     . Annuity Payment Option 4 - Joint and Survivor Annuity With a Guaranteed Number of Years.

If you have chosen one of the single life Annuity Options listed below, your naming of a Joint Annuitant under the Contract will have no effect on the benefits due under the Contract.

     .    Annuity Payment Option 1 - Life Annuity; or

     .    Annuity Payment Option 2 - Life Annuity With A Guaranteed Number of
          Years.

See "Annuity Payment Options" in this prospectus.

Designation of Beneficiary

The Contract Owner may select one or more beneficiaries for the Annuitant and name them on the Annuity Enrollment Form if the Annuity Payment Option selected provides for a beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Annuitant may change the beneficiary by written notice. The change will take effect as of the date the Annuitant signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of beneficiary irrevocable. Changes in the beneficiary may then be made only with the consent of the designated irrevocable beneficiary. The Annuitant may also make the designation of beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company.

                                  PERFORMANCE

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the Fund share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of Contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

Performance information for a subaccount may be compared in reports and advertising to:

     (1) the MSCI Mid Cap 450 Index, the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

     (2) other variable annuity variable accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

     (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

     (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

                                      TAXES

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax adviser to determine the specific federal tax treatment of your Contract based on your individual factual situation. Not all of the information we have included may be applicable to your Contract (for example, information relating to surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the Funds, please see the Funds' prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity Contracts. Generally, you will not be taxed on the earnings in an annuity Contract until you take the money out. Different rules apply depending on how you take the money out and whether your Contract is qualified or non-qualified as explained below.

Tax Treatment of Distributions - Qualified Contracts

If you purchase your Contract under a tax-favored retirement plan or account, your Contract is referred to as a qualified Contract. Examples of qualified plans or accounts are:

     .    Individual Retirement Annuities;

     . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

     .    Keogh Plans; and

     . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Distributions in General

Generally, you have not paid any taxes on the premium used to buy a qualified Contract or on any earnings. Therefore, any amount you take out as Annuity Payments or upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

This additional tax in general does not apply:

     . where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated Joint Annuitant;

     .    where the taxpayer is age 59 1/2 or older;

     .    where payment is made on account of death;

     .    where the payment is made on account of the taxpayer's disability;

     . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

     .    in some cases, upon separation from service on or after age 55; or

     .    certain other limited circumstances.

Withdrawals Where Income Start Date Is Before Age 59 1/2 - A Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a full surrender of the Contract. You should also contact your tax adviser before taking surrenders.

Example: Individual A is age 57 1/2 when he begins to receive annual Annuity Payments of $10,000 from a traditional individual retirement annuity. Since this is a qualified Contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he surrenders the Contract. In 2003, A must pay the 10% penalty tax on the Annuity Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities ("IRA")

Code Sections 408 and 408A permit eligible individuals to contribute to a traditional IRA or to a Roth IRA. By attachment of an endorsement that reflects the requirements of Code Section 408(b), the Contracts may be issued as a traditional IRA. By attachment of an endorsement that reflects the requirements of Code Section 408A, the contracts may be issued as a Roth IRA.

Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age-these rules do not apply to a Roth IRA.

Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into a traditional IRA. In addition, distributions from a traditional IRA may be rolled over to another IRA or qualified plan, or converted into a Roth IRA, provided certain conditions are met. Purchases of the Contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the Contract.

Rollovers

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or traditional IRA. A prospective owner considering use of the Contract in this manner should consult a competent tax adviser with regard to the suitability of the Contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs. Rollovers may also occur between one Roth IRA and another Roth IRA.

Beginning in 2006, employers are permitted to offer a separate Roth account as part of their 401(k) or 403(b) employer pension plan, and employees may designate a portion of their plan contributions for deposit to a Roth account. Under Code Section 402A, distributions from such Roth 401(k) or Roth 403(b) accounts can be directly or indirectly rolled into a Roth IRA. Such rollovers are not subject to tax or penalty and are exempt from both the annual contribution and the conversion limitations.

Conversions

If you have modified adjusted gross income of $100,000 or less for the tax year, not including the conversion, you can convert previously untaxed funds from a traditional IRA to a Roth IRA. The funds removed from the traditional IRA are taxable in the year of the conversion, but no penalty tax applies. If you had established any Roth IRA at least 5 years prior to taking a Roth withdrawal, or have had a conversion IRA for at least 5 years, distributions are tax free as long as you have the attained age of 59 1/2, your distributions are made on account of disability or death, or you withdraw up to $10,000 in conjunction with a first-time home purchase.

Tax Treatment of Distributions - Non-Qualified Contracts

General

For Annuity Payments, generally a portion of each payment will be considered a return of your Premium Payment and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable Annuity Payments is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

After the full amount of your Premium Payment has been recovered tax-free, the full amount of subsequent Annuity Payments will be taxable. If Annuity Payments stop due to the death of the Annuitant before the full amount of your purchase payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Complete Surrenders

For payments made upon complete surrender of the annuity Contract, the taxable portion is the amount received in excess of the remaining investment in the Contract.

A Surrender May Trigger an Additional 10% Tax Penalty Unless an Exception
Applies

If a taxable distribution is made under the Contract, an additional tax of 10% of the amount of the taxable distribution may apply.

This additional tax in general does not apply where:

     .    the taxpayer is age 59 1/2 or older;

     .    the payment is made on account of death;

     .    the payment is made on account of the taxpayer's disability;

     . the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated Joint Annuitant;

     . the payment is made under an immediate annuity Contract, defined for these purposes as an annuity (1) purchased with a single premium, (2) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during an annuity period;

     .    or in certain other circumstances.

It should be noted that a full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the surrender (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a full surrender of the Contract. You should also seek the advice of your tax adviser.

Example: Individual A is age 57 1/2 when he begins to receive annual Annuity Payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he surrenders the Contract. In 2003, A must pay the 10% penalty tax on the Annuity Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.

Non-Qualified Contracts Owned by Non-Natural Persons

As a general rule, non-qualified annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity Contract for another annuity Contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying Funds for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the Funds are being managed so as to comply with these requirements.

There is limited guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the Funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the Owner of the Contract, could be treated as the owner of assets in the Funds. We reserve the right to make changes to the Contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on Annuity Payments and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For complete surrenders, we are required to withhold 10% of the taxable portion of any lump sum distribution unless you elect out of withholding. For Annuity Payments, we will withhold on the taxable portion of Annuity Payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any distribution or Annuity Payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                OTHER INFORMATION

American International Life Assurance Company of New York

We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. Our principal business address is 600 King Street
(DPEN), Wilmington, Delaware 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the Company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our contractual obligations to Contract Owners and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

AILife is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AILife's membership in IMSA applies only to AILife and not its products.

Guarantee of Insurance Obligations

Insurance obligations under the Contracts are guaranteed by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), an affiliate of AI Life. Insurance obligations include, without limitation, payout options with lifetime guarantees, death benefits and Contract values invested in the fixed investment option. The guarantee does not guarantee Contract value or the investment performance of the variable investment options available under the Contracts. The guarantee provides that Contract owners can enforce the guarantee directly.

AI Life expects that the National Union guarantee will be terminated within the next year. However, the insurance obligations on Contracts issued prior to termination of the National Union guarantee would continue to be covered, including obligations arising from premium payments or other payments received after termination, until satisfied in full.

National Union is a stock property-casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270. National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is a wholly owned subsidiary of American International Group, Inc. and an affiliate of AI Life.

Ownership

This prospectus describes a group single premium immediate variable annuity Contract. A group Contract is issued to a Contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, as the Contract Owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract is equally applicable to a certificate.

Voting Privileges

We are the legal owner of the Funds' shares held in the Variable Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your contract at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) the corresponding value invested in that Fund divided by (b) the net asset value of one share of that fund. Fractional votes will be recognized.

We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through the Variable Account.

If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

The voting rights relate only to amounts invested in the Variable Account. There are no voting rights with respect to Funds allocated to the fixed investment option.

In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to Contract Owners. We reserve the right to modify these procedures in any manner that the laws in effect from time to time allow.

Distribution of the Contract

On May 1, 2003, American General Equity Services Corporation ("AGESC") replaced AIG Equity Sales Corp. as the distributor and principal underwriter of the Contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of American International Life Assurance Company of New York (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for American International Life Assurance Company of New York's other variable accounts and for the variable accounts of certain American International Life Assurance Company of New York affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

American International Life Assurance Company of New York may pay commissions of no more than 4% of each Premium Payment to entities that sell the Contracts. Payments may be made for services not directly related to the sale of the Contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

American International Life Assurance Company of New York is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, American International Life Assurance Company of New York believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on American International Life Assurance Company of New York's results of operations and financial position.

The distributor of the Contracts, AGESC, offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality.

On February 9, 2006, AIG, the parent company and an affiliated person of AILife, the variable account and its principal underwriter, AGESC, and National Union, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including AILife, the variable account and AGESC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to the receipt of permanent relief, AILife, the variable account and AGESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable products.

                              FINANCIAL STATEMENTS

The Financial Statements of AI Life, the Variable Account and National Union can be found in the Statement of Additional Information. You may obtain a free copy of these Financial Statements if you write us at our Administrative Center, which is located at 600 King Street, DPEN, Wilmington, Delaware, 19801, attn:
Group Annuity Administration Department or call us at 1-877-299-1724. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

                                    APPENDIX

Hypothetical Illustrations Of Annuity Payments

We have prepared the following tables to show how variable Annuity Payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly Annuity Payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 6%, 6.53%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 6%, 6.53%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 1.25%. The amounts shown in the tables also take into account the average of the Funds' management fees and operating expenses at an annual rate of approximately 0.28% of the average daily net assets of the Funds. Actual fees and expenses of the Funds associated with your Contract may be more or less than 0.28%, will vary from year to year, and will depend on your allocation. See the section in your current prospectus entitled "Fee Tables" for more complete details. The monthly Annuity Payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.25% for mortality and expense risk and the assumed 0.28% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 0.28%. The tables do not reflect the optional Cancellation Endorsement. If you have elected the optional Cancellation Endorsement, please contact your insurance representative for an illustration that reflects the Cancellation Endorsement.

Two sets of tables follow - one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option. The second assumes that 50% of the single Premium Payment is allocated to a fixed Annuity Payment Option using the fixed crediting rate we offered on the fixed Annuity Payment Option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

When part of the single Premium Payment has been allocated to the fixed Annuity Payment Option, the guaranteed minimum Annuity Payment resulting from this allocation is also shown, and is based on the fixed crediting rate we offered on the fixed Annuity Payment Option at the time this illustration was prepared. The illustrated variable Annuity Payments use an Assumed Investment Return of 5% per year. Thus, actual performance greater than 5% per year will result in increasing Annuity Payments and actual performance less than 5% per year will result in decreasing Annuity Payments. We may offer alternative Assumed Investment Returns. Fixed Annuity Payments remain constant.

These tables show the monthly Annuity Payments for several hypothetical constant Assumed Investment Returns. Of course, actual investment performance will not be constant and may be volatile. Actual monthly Annuity Payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an Annuity Payment Option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply to your group.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
     Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $679.08

Illustrative amounts below assume 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly Annuity Payment on the date of the illustration: $569.26

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                                 Gross
                                  -----------------------------------------------------------------------
Payment    Calendar    Attained      0.00%       5.12%       6.00%       8.00%      10.00%       12.00%
  Year       Year        Year     ----------  ----------  ----------  ---------  -----------  -----------
-------    --------    --------                                   Net
                                  -----------------------------------------------------------------------
                                     -1.62%       3.50%       4.38%       6.38%       8.38%       10.38%
                                  ----------  ----------  ----------  ---------  -----------  -----------
   1         2006         65        569.26      569.26      569.26      569.26      569.26       569.26
   2         2007         66        541.10      569.26      574.10      585.10      596.10       607.10
   3         2008         67        514.33      569.26      578.98      601.38      624.21       647.46
   4         2009         68        488.89      569.26      583.90      618.12      653.64       690.50
   5         2010         69        464.70      569.26      588.87      635.32      684.46       736.39
   10        2015         74        360.59      569.26      614.33      728.76      861.77      1015.92
   15        2020         79        279.80      569.26      640.90      835.96     1085.01      1401.56
   20        2025         84        217.11      569.26      668.61      958.92     1366.09      1933.58

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
     Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $679.08

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $339.54. The monthly guaranteed payment of $339.54 is being provided by the $50,000 applied under the fixed Annuity Payment Option.

                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                                 Gross
                                  -----------------------------------------------------------------------
Payment    Calendar    Attained       0.00%       5.12%       6.00%       8.00%      10.00%       12.00%
  Year       Year        Year     ----------  ----------  ----------  ---------  -----------  -----------
-------    --------    --------                                   Net
                                  -----------------------------------------------------------------------
                                     -1.62%       3.50%       4.38%       6.38%       8.38%       10.38%
                                  ----------  ----------  ----------  ---------  -----------  -----------
                                     -1.62%       3.50%       4.38%       6.38%       8.38%       10.38%
   1         2006         65        624.17      624.17      624.17      624.17      624.17       624.17
   2         2007         66        610.09      624.17      626.59      632.09      637.59       643.09
   3         2008         67        596.71      624.17      629.03      640.23      651.64       663.27
   4         2009         68        583.98      624.17      631.49      648.60      666.36       684.79
   5         2010         69        571.89      624.17      633.97      657.20      681.77       707.74
   10        2015         74        519.83      624.17      646.71      703.92      770.42       847.50
   15        2020         79        479.44      624.17      659.99      757.52      882.05      1040.32
   20        2025         84        448.09      624.17      673.84      819.00     1022.58      1306.33

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
     Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $637.65

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly Annuity Payment on the date of the illustration: $527.37

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                                 Gross
                                  -----------------------------------------------------------------------
Payment    Calendar    Attained       0.00%       5.12%       6.00%       8.00%      10.00%       12.00%
  Year       Year        Year     ----------  ----------  ----------  ---------  -----------  -----------
-------    --------    --------                                   Net
                                  -----------------------------------------------------------------------
                                     -1.62%       3.50%       4.38%       6.38%       8.38%       10.38%
                                  ----------  ----------  ----------  ---------  -----------  -----------
   1         2006         65        527.37      527.37      527.37      527.37      527.37       527.37
   2         2007         66        501.28      527.37      531.85      542.04      552.24       562.43
   3         2008         67        476.48      527.37      536.38      557.13      578.27       599.81
   4         2009         68        452.91      527.37      540.94      572.63      605.54       639.68
   5         2010         69        430.51      527.37      545.54      588.56      634.09       682.21
   10        2015         74        334.05      527.37      569.13      675.14      798.35       941.17
   15        2020         79        259.21      527.37      593.73      774.44     1005.17      1298.42
   20        2025         84        201.13      527.37      619.41      888.36     1265.56      1791.29

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
     Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $637.65

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $318.83. The monthly guaranteed payment of $318.83 is being provided by the $50,000 applied under the fixed Annuity Payment Option.

                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                                 Gross
                                  -----------------------------------------------------------------------
Payment    Calendar    Attained      0.00%       5.12%       6.00%       8.00%      10.00%       12.00%
  Year       Year        Year     ----------  ----------  ----------  ---------  -----------  -----------
-------    --------    --------                                   Net
                                  -----------------------------------------------------------------------
                                     -1.62%       3.50%       4.38%       6.38%       8.38%       10.38%
                                  ----------  ----------  ----------  ---------  -----------  -----------
   1         2006         65        582.51      582.51      582.51      582.51      582.51       582.51
   2         2007         66        569.47      582.51      584.75      589.85      594.94       600.04
   3         2008         67        557.07      582.51      587.01      597.39      607.96       618.73
   4         2009         68        545.28      582.51      589.29      605.14      621.59       638.67
   5         2010         69        534.08      582.51      591.59      613.11      635.87       659.93
   10        2015         74        485.85      582.51      603.39      656.39      718.00       789.41
   15        2020         79        448.43      582.51      615.69      706.05      821.41       968.04
   20        2025         84        419.39      582.51      628.53      763.00      951.60      1214.47

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION.........................................................  3

   AILife   ................................................................  3

   Variable Account A.......................................................  3

   National Union Fire Insurance Company of Pittsburgh, Pa..................  3

SERVICES         ...........................................................  4

DISTRIBUTION OF THE CONTRACTS...............................................  4

CONTRACT PROVISIONS.........................................................  5

   Variable Annuity Payments................................................  5

   Annuity Unit Value.......................................................  5

   Net Investment Factor....................................................  5

   Misstatement of Age or Gender............................................  6

   Evidence of Survival.....................................................  6

ADDITIONAL INFORMATION ABOUT THE CONTRACTS..................................  6

   Gender neutral policies..................................................  6

   Certain Arrangements.....................................................  7

   Our General Account......................................................  7

MATERIAL CONFLICTS..........................................................  7

FINANCIAL STATEMENTS........................................................  8

   Separate Account Financial Statements....................................  8

   AILife Financial Statements..............................................  8

   National Union Financial Statements......................................  8

   Incorporation of AIG Financial Information...............................  8

INDEX TO FINANCIAL STATEMENTS...............................................  9

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS.

[LOGO] AIG AMERICAN GENERAL                                      Privacy Notice

AIG American General knows that your privacy is important. You have received this notice as required by law and because you are now or may be a customer of one of our companies. This notice will advise you of the types of Nonpublic Personal Information we collect, how we use it, and what we do to protect your privacy.

"Nonpublic Personal Information" refers to personally identifiable information that is not available to the public.

"Employees, Representatives, Agents, and Selected Third Parties" refers to individuals or entities who act on our behalf.

     . Our Employees, Representatives, Agents, and Selected Third Parties may collect Nonpublic Personal Information about you, including information:

          .    Given to us on applications or other forms;

          .    About transactions with us, our affiliates, or third parties;

          . From others, such as credit reporting agencies, employers, and federal and state agencies.

     . The types of Nonpublic Personal Information we collect depends on the products we offer to you and may include your: name; address; Social Security Number; account balances; income; assets; insurance premiums; coverage and beneficiaries; credit reports; marital status; and payment history. We may also collect Nonpublic Personal Health Information, such as medical reports, to underwrite insurance policies, process claims, or for other related functions.

     . We restrict access to Nonpublic Personal Information to those Employees, Representatives, Agents, or Selected Third Parties who provide products or services to you and who have been trained to handle Nonpublic Personal Information as described in this Notice.

     . We have policies and procedures that direct our Employees, Representatives, Agents and Selected Third Parties acting for us, on how to protect and use Nonpublic Personal Information.

     . We have physical, electronic, and procedural safeguards in place that were designed to protect Nonpublic Personal Information.

     . We do not share Nonpublic Personal Information about you except as allowed by law.

     . We may disclose all types of Nonpublic Personal Information that we collect, including information regarding your transactions or experiences with us, when needed, to:

          (i) Affiliated AIG American General companies, including the American International Group Inc. family of companies, and Employees, Representatives, Agents, and Selected Third Parties as permitted by law; or

          (ii) other organizations with which we have joint marketing agreements as permitted by law.

     . The types of companies and persons to whom we may disclose Nonpublic Personal Information as permitted by law include: banks; attorneys; trustees; third-party administrators; insurance agents; insurance companies; insurance support organizations; credit reporting agencies; registered broker-dealers; auditors; regulators; and reinsurers.

     . We do not share your Nonpublic Personal Health Information unless authorized by you or allowed by law.

     . Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG American General.

     .    You will be notified if our privacy policy changes.

     .    Our privacy policy applies to current and former customers.

This Privacy Notice is given to you for your information only. You do not need to call or take any action.

This Privacy Notice is provided on behalf of the following companies:

AGC Life Insurance Company, AIG Life Insurance Company of Puerto Rico, AIG Life Insurance Company, AIG Life of Bermuda, Ltd., AIG Premier Insurance Company, AIG Worldwide Life Insurance of Bermuda, Ltd American General Assurance Company, American General Equity Services Corporation, American General Indemnity Company, American General Life and Accident Insurance Company, American General Life Insurance Company, American General Property Insurance Company of Florida, American General Property Insurance Company, American General Securities Incorporated, American International Life Assurance Company of New York, Delaware American Life Insurance Company, Pacific Union Assurance Company, The United States Life Insurance Company in the City of New York.

California, New Mexico and Vermont Residents Only:
Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure. Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

(C) 2006 American International Group, Inc. All rights reserved.

AGLC0375 Rev0306

[LOGO] AIG AMERICAN GENERAL                American International Life Assurance
                                                             Company of New York

For additional information about the Group Immediate Variable Annuity Contracts and the variable account, you may request a copy of the Statement of Additional Information (the "SAI"), dated______, 2006. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI and the Contract or Fund prospectuses if you write us at our Administrative Center, which is located at 600 King Street (DPEN), Wilmington, Delaware 19801, Attention: Group Annuity Administration Department, or call us at 1-877-299-1724. You may also obtain the SAI from an insurance representative through which the Contracts may be purchased. Additional information about the Group Immediate Variable Annuity Contracts, including personalized illustrations of death benefits is available without charge to individuals considering purchasing a Contract, upon request to the same address or phone number printed above.

Information about the variable account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the variable account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.

Contracts issued by:
American International Life Assurance Company of New York
80 Pine Street, New York, New York 10005
A member company of American International Group, Inc.

Group Immediate Variable Annuity
Contract Form Number 21GVIA1000 with 26GVIA1000 certificate

Available only in the State of New York

Distributed by American General Equity Services Corporation
Member NASD
A member company of American International Group, Inc.

The underwriting risks, financial obligations and support functions associated with the products issued by American International Life Assurance Company of New York are its responsibility. American International Life Assurance Company of New York is responsible for its own financial condition and contractual obligations.

(C)2006 American International Group, Inc. All rights reserved. ICA File No. 811-04865

[LOGO] IMSA INSURANCE MARKETPLACE STANDARDS ASSOCIATION

Membership in IMSA applies only to American International Life Assurance Company of New York and not to its products.

                        GROUP IMMEDIATE VARIABLE ANNUITY
                               Contract issued by
            American International Life Assurance Company of New York
                         through its Variable Account A

                      This prospectus is dated _____, 2006

This prospectus describes information you should know before you purchase a Group Immediate Variable Annuity Contract (the "Contract"). On page 4 you will find definitions of certain capitalized terms used in this prospectus. Please read this prospectus carefully and keep it for future reference. For information on how to contact us, please see page 3.

The Contract is available as a qualified contract, such as an individual retirement annuity contract funded with rollovers from tax-qualified plans, and as a non-qualified contract funded with money from any source.

The Contract is a single premium immediate variable annuity contract between you and American International Life Assurance Company of New York ("AILife") where you agree to make one Premium Payment to AILife and AILife agrees to make a stream of Annuity Payments at a later date. The Contract is a single premium, immediate, variable annuity offered to individuals within groups. It is immediate because we start making Annuity Payments within 12 months from the Contract Date.

The description of the Contract in this prospectus is fully applicable to your certificate and the word "Contract" includes any such certificate.

The Contract is designed to meet long-term financial goals. Due to certain restrictions on withdrawals and surrenders, the Contract is not suitable as a short-term investment.

The Contract has 21 investment options - 20 variable investment options and one fixed investment option. The fixed investment option is part of our general account and, if chosen, each of your Annuity Payments will generally be the same amount. If you allocate your money to the variable investment options, the periodic Annuity Payments will change depending on the investment performance of the mutual Funds you select. You bear the investment risk. The currently offered variable investment options are mutual Funds from AllianceBernstein Growth Funds, American Funds(R), MFS(R) Mutual Funds, OppenheimerFunds(R), Putnam Investments, and the Vanguard Variable Insurance Fund(R) ("Vanguard VIF").

See "Investment Options" on page 6 for a complete list of the variable investment options. You should be sure you also read the prospectuses of the Funds underlying the variable investment options that may interest you. You can request free copies from your AILife representative or from our Administrative Center as shown on page 3 of this prospectus.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal invested.

The Contracts are not available in all states. This prospectus does not offer the Contracts in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

                                TABLE OF CONTENTS

DEFINITIONS....................................................................4
SUMMARY OF THE CONTRACT........................................................6
   Purpose of the Annuity Contract.............................................6
   Type of Contract............................................................6
   Purchase of the Contract....................................................6
   Investment Options..........................................................6
   Expenses ...................................................................7
      Sales Charge.............................................................7
      Mortality and Expense Risk Charge........................................7
      Premium Tax Charge.......................................................7
      Other Expenses...........................................................7
   Right to Examine Period.....................................................8
   Cancellation Rights.........................................................8
   Inquiries and Contract Owner and Annuitant Information......................8
FEE TABLES.....................................................................8
CONDENSED FINANCIAL INFORMATION................................................9
INVESTMENT OPTIONS............................................................10
   Variable Investment Options................................................10
   Fixed Investment Option....................................................13
EXPENSES......................................................................13
   Summary of Costs of Investing in the Contracts.............................13
   Sales Charge...............................................................14
   Mortality and Expense Risk Charge..........................................14
   Statutory Premium Taxes....................................................14
   Income Taxes...............................................................14
   Transfer Fee...............................................................15
   Fund Expenses..............................................................15
   Reduction of Certain Charges and Additional Amounts Credited...............15
   General ...................................................................15
THE CONTRACT..................................................................15
   General Description........................................................15
   Who Should Purchase a Contract.............................................16
   About the Contract.........................................................16
   Purchasing a Contract......................................................16
   Allocation of Premium......................................................16
   Right to Examine Period....................................................17
   Market Timing..............................................................17
   Fund-Rejected Transfers....................................................18
   Transfers Among Investment Options.........................................18
      Minimum Transfer Amount.................................................19
   Effective Date of Transfers Among Variable Investment Options .............19
   Transfer Requests in Good Order............................................19
   Automatic Rebalancing......................................................19
   Dollar Cost Averaging......................................................20
   Cancellation Rights........................................................20
      Access To Your Money....................................................20
      Cancellation Of The Contract............................................20
      Computing the Cancellation Value........................................20
      Taxes ..................................................................21
   Rights Reserved by the Company.............................................21
ANNUITY PAYMENTS..............................................................22

   Generally..................................................................22
   Annuity Payment Options....................................................22
   Annuity Units..............................................................24
   Determination of the Initial Annuity Payment...............................24
   Impact of Annuitant's Age on Annuity Payments..............................24
   Impact of Annuitant's Gender on Annuity Payments...........................24
   Impact of Length of Payment Periods on Annuity Payments....................25
   Impact of Optional Cancellation Endorsement on Annuity Payments............25
   Determination of Subsequent Variable Annuity Payments......................25
   Assumed Investment Return..................................................26
ACCESS TO YOUR MONEY..........................................................26
   Generally..................................................................26
   Deferment of Payments......................................................27
DEATH BENEFIT.................................................................27
   Death Within Six Months of the Contract Date...............................27
   Death Prior to Income Start Date...........................................27
   Death of Contract Owner After the Income Start Date........................28
   Death of Annuitant After the Income Start Date.............................28
   Designation of Beneficiary.................................................28
PERFORMANCE...................................................................29
TAXES ........................................................................30
   Introduction...............................................................30
   Annuity Contracts in General...............................................30
   Tax Treatment of Distributions - Qualified Contracts.......................30
   Distributions in General...................................................30
   Tax Treatment of Distributions - Non-Qualified Contracts...................32
   Non-Qualified Contracts Owned by Non-Natural Persons.......................34
   Section 1035 Exchanges.....................................................34
   Diversification and Investor Control.......................................34
   Withholding................................................................34
OTHER INFORMATION.............................................................35
   American International Life Assurance Company of New York..................35
   Guarantee of Insurance Obligations.........................................35
   Ownership..................................................................36
   Voting Privileges..........................................................36
   Distribution of the Contract...............................................36
   Legal Proceedings..........................................................37
FINANCIAL STATEMENTS..........................................................38
APPENDIX .....................................................................39
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..................44


CONTACT INFORMATION: Here is how you can contact us about the Group Immediate Variable Annuity Contracts:


  ADMINISTRATIVE CENTER:                   HOME OFFICE:
  ---------------------------------------  -------------------------------------
  (U.S. Mail)
  American International Life Assurance    American International Life Assurance
  Company of New York                      Company of New York
  Group Annuity Administration Department  80 Pine Street
  600 King Street (DPEN)                   New York, New York 10005
  Wilmington, Delaware  19801
  1-877-299-1724

                                   DEFINITIONS

We have defined certain terms used in this prospectus to help you understand these terms. We have defined them in this glossary.

Administrative Center - Our Administrative Center is located at 600 King Street
(DPEN), Wilmington, Delaware, 19801, telephone: 1-877-299-1724.

Annuitant - The person you designate to receive Annuity Payments and whose life determines the duration of Annuity Payments involving life contingencies. The Annuitant is usually the Owner of the Contract, but in some circumstances the Owner may not be the Annuitant. In addition, certain Annuity Payment Options under the Contract permit a Joint Annuitant.

Annuity Payment Option - The method you choose to receive your stream of Annuity Payments.

Annuity Payments - The series of periodic income payments selected by the Contract Owner.

Annuity Unit - An accounting unit of measure used to calculate Annuity Payments after the Income Start Date.

Assumed Investment Return - The net investment return that will cause variable Annuity Payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable Annuity Payments.

Company - American International Life Assurance Company of New York, 80 Pine Street, New York, New York 10005.

Contract Anniversary - An anniversary of the date we issued your Contract.

Contract Date - The date your Contract is issued and becomes effective.

Contract Owner - The person (or persons) shown as the Owner under the Contract schedule. Unless otherwise noted, all references to "you" or "your" in this prospectus, refer to the Contract Owner.

Contract Year - Each twelve-month period beginning on the Contract Date.

Income Change Date - The date on which the amount of your next variable Annuity Payment is calculated based in part on the performance of the subaccounts you have chosen, your selected Assumed Investment Return and certain other factors. The Income Change Date occurs on the same frequency as your variable Annuity Payments (monthly, quarterly, semi-annual or annual basis), which is specified in your Contract.

Income Start Date - The date on which Annuity Payments begin. You choose this date when you purchase the Contract. Because the Contract is an immediate annuity, rather than a deferred annuity, the Income Start Date cannot be later than 12 months after the Contract Date. (Deferred annuities generally permit you to defer the date that Annuity Payments begin for an indefinite period of time.)

Non-Qualified Contract - An annuity purchased with dollars already subject to taxation.

Premium Payment - Money sent to us to be invested in your Contract. Because the Contract is a single premium Contract, you are permitted to make only one Premium Payment to us. All references in this prospectus to "net Premium Payment" mean Your Premium Payment minus taxes and one-time charges.

Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by a deductible IRA.

Right to Examine Period - Time period immediately following the Contract Date, when you may return your Contract to the Company.

Statutory Premium Tax - A tax charged by a state or municipality on your Premium Payment.

Valuation Date - Each day that the New York Stock Exchange ("NYSE") is open for trading. We compute Contract values as of the time the NYSE closes on each Valuation Date, which is usually 4:00 p.m. Eastern time.

Valuation Period - The period between the close of business (which is the close of the NYSE) on any Valuation Date and the close of business for the next succeeding Valuation Date.

                             SUMMARY OF THE CONTRACT

The summary provides a brief overview of the significant features of the Contract. You can find additional information later in this prospectus, in the SAI, and in the Contract. This prospectus applies principally to the variable investment options and related aspects of the Contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose of the Annuity Contract

The single premium immediate variable annuity Contract described in this prospectus provides Annuity Payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant or for a certain period of years. You may select from a number of Annuity Payment Options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose Annuity Payments that are fixed, variable, or a combination of fixed and variable. You may choose Annuity Payments on a monthly, quarterly, semi-annual, or annual basis.

The Contract is intended for people who want to receive a stream of Annuity Payments, generally for retirement, but also for other long-term purposes.

Type of Contract

If you are eligible, you may purchase the Contract as an individual retirement annuity ("IRA") with contributions converted or rolled-over from tax-qualified plans such as 401(k) Plans, 403(b) Plans, governmental 457 plans, or IRAs. You may also purchase the Contract as a non-qualified retirement plan for an individual.

Purchase of the Contract

The minimum amount to purchase a Contract is $20,000. We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. In general, we will not issue a Contract to anyone who is over age 90, but reserve the right to increase or decrease that age.

Investment Options

When you purchase the Contract, you may allocate your Premium Payment to our variable account to provide a variable annuity. Our variable account is divided into subaccounts, 20 of which are offered under the Contract. Each of the 20 subaccounts invests exclusively in shares of a specific Fund. For more information, refer to the Funds' prospectuses.

The investment performance of each subaccount is linked to the investment performance of one of the Funds. Assets in each of the subaccounts belong to the Company, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations under the Contracts.

The Funds currently offered are:

AllianceBernstein Large Cap Growth Fund                     MFS(R) New Discovery Fund*
American Funds(R) AMCAP Fund*                               MFS(R) Research Fund
American Funds(R) The Bond Fund of America(SM)*             Oppenheimer International Bond Fund
American Funds(R) Capital World Growth and Income Fund(R)*  Oppenheimer Strategic Income Fund
American Funds(R) EuroPacific Growth Fund(R)*               Putnam Discovery Growth Fund
American Funds(R) The Investment Company of America(R)*     The Putnam Fund for Growth and Income
American Funds(R) The New Economy Fund(R)*                  Putnam Health Sciences Trust
American Funds(R) SMALLCAP World Fund(R)*                   Putnam International Capital Opportunities Fund
American Funds(R) Washington Mutual Investors Fund(SM)      Putnam Voyager Fund
MFS(R) Emerging Growth Fund                                 Vanguard VIF Money Market Portfolio

* Only available to Contract Owners who owned shares of the Fund in the A.G. Edwards qualified plan immediately prior to purchasing this Contract.

From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

Allocating part or all of your Premium Payment to a subaccount means you have elected, at least in part, variable Annuity Payments. The amount of your variable Annuity Payments will increase or decrease depending on the investment performance of the subaccount(s) you selected. You bear the investment risk for amounts allocated to a subaccount.

You can also allocate all or part of your Premium Payment to the general account and elect a fixed Annuity Payment. Under this option, the periodic amount you receive will not change.

Expenses

The Company deducts the following charges in connection with the Contract. For additional information, see "EXPENSES" further on in this prospectus.

Sales Charge. We may deduct a one time charge from your Premium Payment.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 1.25% per annum based on each subaccount's average daily net assets.

Premium Tax Charge. Certain states assess a Premium Tax charge for your Premium Payment made under the Contract. If applicable, the Premium Tax will be deducted from your single Premium Payment upon its receipt by the Company. See "Premium Taxes" further on in this prospectus for more information.

Other Expenses. The management fees and other expenses of the Funds are paid by the Funds and are reflected in the net asset values of the Funds' shares.

Right to Examine Period

You may cancel your Contract within ten days after receiving it (or longer if your state requires). We will refund your Premium Payment, adjusted as required by your Contract. See "Right to Examine Period" further on in this prospectus.

Cancellation Rights

You may choose to have the right to cancel your Contract subject to certain provisions. See "Cancellation Rights" further on in this prospectus.

Inquiries and Contract Owner and Annuitant Information

For more information about the Contracts, contact us at the Administrative Center shown on page 3.

                                   FEE TABLES

The following tables describe the fees and expenses that you will pay when buying and owning the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract or transfer cash value between investment options. State Premium Taxes may also be deducted. We reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

                                         Maximum Contract Owner Transaction Expenses
------------------------------------------------------------------------------------------------------------------------------
                              Charge                                                          Amount
-------------------------------------------------------------------- ---------------------------------------------------------
Sales Load Imposed on Purchases (as a percentage of purchase                              4% of premium
payments)


Transfer Fee                                                                             $10 per transfer
                                                                          (There is no charge for the first 12 transfers
                                                                          each Contract year; thereafter, we reserve the
                                                                           right to charge a fee of $10 per transfer.)

Statutory Premium Taxes - Qualified Contracts                                           0 - 1% of premium

Statutory Premium Taxes - Non-Qualified Contracts                                       0 - 3.5% of premium

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.


                        Variable Account Annual Expenses
                   (as a percentage of average account value)
--------------------------------------------------------------------------------
                 Charge                                Amount
------------------------------------------ -------------------------------------
Maximum Mortality and Expense Risk Fees                1.25%

  Total Variable Account Annual Expenses               1.25%


The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses for any of the Funds for the fiscal year ended December 31, 2005. Current and future expenses for the Funds may be higher or lower than those shown.

                                    Annual Fund Fees and Expenses
                      (as a percentage of average daily variable account value)
------------------------------------------------------------------------------------------------------
                          Charge                                   Maximum              Minimum
------------------------------------------------------------ -------------------- --------------------
Total Annual Fund Operating Expenses (expenses that are             1.65%                0.15%
deducted from Fund assets include management fees,
distribution (12b-1) fees, and other expenses)/1/

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses. You may request copies of the Funds' prospectuses by contacting our Administrative Center.

     /1/ Currently 9 of the Funds have contractual reimbursements or fee waivers. These reimbursements or waivers will last expire no later than April 30, 2007. The impact of contractual reimbursements or fee waivers is as follows:

     ------------------------------------- ----------------- ----------------
     Charge                                     Maximum          Minimum
     ------------------------------------- ----------------- ----------------
     Total Annual Fund Operating                 1.65%            0.15%
     Expenses  for all of the Funds After
     Contractual Reimbursement or Fee
     Waiver

                         CONDENSED FINANCIAL INFORMATION

As of the fiscal year ended December 31, 2005, there were no outstanding accumulation units.

                               INVESTMENT OPTIONS

Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your Contract and other variable annuity Contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the Contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one Fund for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the Contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds

Each Fund is a mutual fund registered with the SEC. The Funds' investment advisers may compensate us for providing administrative services in connection with the Funds offered under the Contract. Such compensation will be paid from its assets.

You can learn more about the Funds, their investment policies, risks, expenses and all other aspects of their operations by reading their prospectuses. You should carefully read the prospectus for each of the Funds before investing. They contain detailed information regarding management of the Funds, investment objectives, investment advisory fees, and other charges. The prospectuses also discuss the risks involved in investing in the Funds. Below is a summary of the investment objectives of the Funds available under the Contract. There is no assurance that any of these Funds will achieve its stated objectives.

AllianceBernstein

AllianceBernstein Large Cap Growth Fund - seeks long-term growth of capital by investing predominately in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings growth.

The Fund's investment adviser is AllianceBernstein, L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual Funds.

The American Funds Group

American Funds AMCAP Fund - seeks to make your investment grow over time by investing primarily in stocks of U.S. companies with a record of above average long-term growth. The fund is designed for investors seeking capital appreciation through investments in stocks.

American Funds The Bond Fund of America - seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in bonds rated A and above. The fund may also invest in lower rated bonds. The fund is designed for investors seeking income and more price stability than that offered by stocks and capital preservation over the long term.

American Funds Capital World Growth and Income Fund - seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world. The fund is designed for investors seeking both capital appreciation and income.

American Funds EuroPacific Growth Fund - seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe and the Pacific Rim. The fund is designed for investors seeking capital appreciation and diversification through investments in stocks of issuers based outside the U.S.

American Funds The Investment Company of America - seeks to make your investment grow and provide you with income over time by investing primarily in common stocks that offer growth and dividend potential. The fund is designed for investors seeking both capital appreciation and income.

American Funds The New Economy Fund - seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information area of the global economy. The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

American Funds SMALLCAP World Fund - seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks.

American Funds Washington Mutual Investors Fund - seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies that meet the listing requirements of the New York Stock Exchange and have a strong record of earnings and dividends. The fund is designed to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in high quality common stocks and securities convertible into common stocks.

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to these Funds and other Funds including those in The American Funds Group.

MFS Funds

MFS Emerging Growth Fund - seeks long-term growth of capital. The fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as long preferred stock, convertible securities and depository receipts for those securities, of emerging growth companies.

MFS New Discovery Fund - seeks capital appreciation. The fund invests, under normal market conditions, at least 65% of its net assets in equity securities of emerging growth companies. (Only available to Contract Owners who owned shares of the Fund in a qualified plan immediately prior to purchasing this Contract.)

MFS Research Fund - seeks long-term growth of capital and future income. The fund invests at least 80% of its net assets in common stocks and related securities. The fund focuses on companies believed to have favorable prospects for long-term growth, attractive valuation based on current and expected earnings or cash flow, dominant or growing market share and superior management.

The Funds' investment adviser is Massachusetts Financial Services Company.

OppenheimerFunds

Oppenheimer International Bond Fund - primarily seeks total return. As a secondary objective, the fund seeks income when consistent with total return. The fund invests mainly in debt securities of foreign government and corporate issuers.

Oppenheimer Strategic Income Fund - seeks high current income by investing mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower rated high yield securities of U.S. and foreign companies.

The Funds are managed by OppenheimerFunds, Inc.

Putnam Funds

Putnam Discovery Growth Fund - seeks long-term growth of capital. It invests mainly in common stocks of U.S. companies with a focus on growth stocks.

The Putnam Fund for Growth and Income - seeks capital growth and current income. It invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

Putnam Health Sciences Trust - seeks capital appreciation. It invests mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks.

Putnam International Capital Opportunities Fund - seeks long-term capital appreciation. It invests mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential.

Putnam Voyager Fund - seeks capital appreciation. It invests mainly in common stocks of U.S. companies, with a focus on growth stocks.

The Funds are managed by Putnam Investment Management, LLC.

Vanguard VIF

Vanguard VIF Money Market Portfolio - seeks to provide current income while maintaining liquidity and a stable share price of $1. The Portfolio invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry. The Portfolio maintains a dollar-weighted average maturity of 90 days or less.

The Portfolio is managed by The Vanguard Group(R), Inc.

Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of Contract Owners like you, as well as claims made by our other creditors.

To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the Annuity Payments you receive will be unaffected by investment performance.

                                    EXPENSES

Costs are an important consideration in choosing a variable annuity. That's because you, as a Contract Owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the Fund buys and sells securities, as well as the costs associated with the annuity Contract itself. These combined costs can have a significant effect on the investment performance of the annuity Contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.

Summary of Costs of Investing in the Contracts

     .    Maximum sales loads or sales charges: 4.00% of premium

     .    No annual Contract maintenance charge

     . No current fee to exchange money among the Subaccounts (we reserve the right to charge a fee of $10 per transfer after the first 12 transfers in a Contract year)

     .    Maximum Annual Mortality and Expense Risk Charge: 1.25%

     . Fees and expenses paid by the Funds which ranged from 0.15% to 1.65% in the fiscal year ended December 31, 2005

Sales Charge

We will deduct a maximum of 4.0% of your Premium Payment as a sales charge. The value of your Premium Payment (or "net" Premium Payment), after the sales charge and Statutory Premium Taxes are deducted, will be allocated to your selected investment options to provide for fixed and/or variable income payments. AILife receives the sales charge to cover sales expenses, including commissions.

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your Contract. We may offer different rates to different groups, based upon our assessment of the risks that are involved. Once the charge is established it will not change for the group. The maximum rate we will charge any group is 1.25%.

The charge compensates us for the expenses of administering the Contract, for assuming the risk that we will have to make Annuity Payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the Contract. If the charges under the Contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

The Company assumes mortality risk where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives. The Company assumes the risk of making monthly Annuity Payments regardless of how long all Annuitants may live.

The Company also assumes charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, but may not be enough to cover the actual costs of issuing and administering the Contract.

Statutory Premium Taxes

We will deduct from your Premium Payment any Statutory Premium Tax imposed on us by the state or locality where you reside. The state of New York currently imposes no Statutory Premium Taxes on annuity Contracts.

Income Taxes

Although we do not currently deduct any charge for income taxes attributable to your Contract, we reserve the right to do so in the future.

Transfer Fee

There is no charge for the first 12 transfers each Contract year; after the first 12 transfers in a Contract year, we reserve the right to charge $10 per transfer.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various Funds. These charges are described in the Fund prospectuses. The maximum portfolio expenses are described in the fee table contained in the prospectus.

Reduction of Certain Charges and Additional Amounts Credited

We may charge a mortality and expense risk charge that is lower than the maximum charge, reduce or eliminate transaction charges, or lower the minimum single premium requirement when the Contract is sold to groups of individuals under circumstances that reduce our sales, administrative, or any other expenses or mortality risks. Any variation in charges under the Contract will reflect differences in costs, services or risks, and will not be unfairly discriminatory. We will determine the eligibility of such groups by considering factors such as:

     .    the size and nature of the group;

     .    the total amount of premium we expect to receive from the group;

     . any other circumstances which we believe to be relevant in determining whether reduced sales, administrative or any other expenses or mortality risks may be expected.

Any reduction or elimination may be withdrawn or modified by us.

General

If the charges that we collect from the Contract exceed our total costs in connection with the Contract, we will earn a profit. Otherwise we will incur a loss. We reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

                                  THE CONTRACT

General Description

An annuity is a Contract between you, as the Contract Owner, and a life insurance company. In return for your one time Premium Payment, the Contract provides income in the form of Annuity Payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date. You may purchase the Contract using after-tax dollars (a non-qualified Contract), or you may purchase the Contract by transferring assets from another individual retirement annuity or "rolling over" assets from a qualified plan (a qualified Contract).

The Contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding mutual fund. Depending on market conditions, the various Funds may increase or decrease in value. If you allocate money to the Funds, the amount of the variable Annuity Payments will depend on the investment performance of the Funds you select.

The Contract also has a fixed investment option that is part of our general account. Each Annuity Payment from the fixed portion of your Contract will generally be for the same amount and will not vary with investment performance.

Who Should Purchase a Contract

The Contract is designed for people who want to receive a stream of income payments, generally for retirement. We call this stream of income payments "Annuity Payments."

You can purchase the Contract as a non-qualified Contract, with money generally from any source. Or, you may purchase the Contract as a qualified Contract such as an individual retirement annuity Contract funded with rollovers from tax-qualified plans.

Under the Contract, you will have access to your investment only through Annuity Payments, or certain other Contract provisions discussed in your Contract (and any applicable endorsements thereto). The Contract should only be purchased by individuals who will not need full access to their Premium Payment on an immediate basis.

About the Contract

This prospectus describes a Contract between you and the Company, the issuer of the Contract. The Contract may provide Annuity Payments for the life of one or two persons, or for a designated period, or both.

Purchasing a Contract

You may purchase a Contract by completing and submitting an application along with your Premium Payment. You may also transfer assets from an existing investment or insurance product.

The minimum investment for both qualified and non-qualified Contracts is $20,000. We reserve the right to refuse your Premium Payment. In general, we will not issue a Contract to anyone who is over age 90, but we reserve the right to lower or increase this age for new Contracts.

Allocation of Premium

When you purchase a Contract, you will tell us how to allocate your Premium Payment among the investment options. At the time of application, we must receive your Premium Payment before the Contract will be effective. We will issue your Contract and allocate your Premium Payment within two business days. We will consider your application properly completed when:

     1. you have provided all the information requested on the application form;

     2. we have received adequate proof of the Annuitant's date of birth (and the date of birth of any Joint Annuitant, if any); and

     3. we receive the entire amount of your Premium Payment (from all sources).

The date we credit your Premium Payment and issue a Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information to us within five Valuation Days of the time we receive your application, we will return your Premium Payment unless we obtain your specific permission to keep it until you complete the application.

Right to Examine Period

If for any reason you are not satisfied with your Contract, you may return it to us within 10 days after you receive it and we will refund your Premium Payment received by us, less any applicable charges that have been deducted, adjusted by any increase or decrease in investment experience in states where permitted. Because you have this right, we will direct the portion of your initial net Premium Payment that is to be allocated to a variable investment option, to the Money Market Portfolio for a period of 15 days, starting on the date your investment performance begins. Then we will automatically allocate your investment among the available variable investment options in the ratios you have chosen. This reallocation will not count against the 12 free transfers that you are permitted to make each year. The allocation of your investment out of the Money Market Portfolio into the investment options you have chosen, generally utilizes investment option prices as of the date of the allocation. However, if the allocation is scheduled to occur on a non-business day, it will be processed as of the preceding business day. As with all of the subaccounts, you bear any risk associated with investment in the Money Market Portfolio during the Right to Examine Period.

To exercise your right to return your Contract, you must mail it directly to the Administrative Center address shown on page 3, within 10 days after you receive it. In a few states, if your Contract is replacing an existing annuity or life policy, this period may be longer.

Any portion of your initial net Premium Payment that is to be allocated to the fixed investment option will be so allocated upon receipt.

Market Timing

The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

     . dilution in the value of Fund shares underlying investment options of other Contract Owners;

     .    interference with the efficient management of the Fund's portfolio;
          and

     .    increased administrative costs.

We have policies and procedures that require us to monitor the Contracts to determine if a Contract Owner requests:

     . an exchange out of a variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, within two calendar weeks of an earlier exchange into that same variable investment option;

     . an exchange into a variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, within two calendar weeks of an earlier exchange out of that same variable investment option; or

     . exchanges into or out of the same variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, more than twice in any one calendar quarter.

If any of the above transactions occurs, we will suspend your same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. Your first violation of this policy will result in the suspension of your Contract transfer privileges for ninety days. Any subsequent violations of this policy will result in the suspension of your Contract transfer privileges for six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.

In addition, you may incur a $10 charge for each transfer in excess of 12 each Contract year.

Fund-Rejected Transfers

Some of the Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a Contract Owner's transfer request. We will follow the Fund's instructions. Please read the Funds' prospectuses and supplements for information about restrictions on transfers.

Transfers Among Investment Options

The initial allocation of your Premium Payment among investment options to provide variable and/or fixed Annuity Payments can be changed by transfers of Fund values among the investment options made by written request. We reserve the right to charge $10 per transfer after the first 12 transfers in a Contract year. We consider your instruction to transfer from or to more than one investment option at the same time to be one transfer. No transfers can be made from the fixed investment option to a variable investment option, but transfers can be made from the variable investment options to the fixed investment option or to other variable investment options.

How transfers among variable investment options are effected:

     (A) The number of Annuity Units in the subaccount from which Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.

     (B) The final value from (A) is divided by the current Annuity Unit Value of the subaccount into which the transfer is going.

     (C) The result of (B) is the number of Annuity Units allocated to the new subaccount.

Minimum Transfer Amount. The minimum amount that can be transferred in any one transfer is $50 per month of income. This means that however many Annuity Units would produce $50 of monthly income, calculated at the current Annuity Value, is the minimum number of Annuity Units that may be transferred.

The transfer request must clearly state which investment options are involved and the amount of the transfer.

Effective Date of Transfers Among Variable Investment Options

When you transfer money among the variable investment options, we will redeem units of the affected subaccounts at their prices as of the end of the current Valuation Date. We will credit any subaccount you transfer the money to at the same time.

The amount of the allocation in each subaccount will change with that subaccount's investment performance. You should periodically review your allocations in light of market conditions and financial objectives.

Transfer Requests in Good Order

We will accept the Contract Owner's instructions to transfer values in the Contract Owner's investment options, contingent upon the Contract Owner providing us with transfer requests in good order. This means that the Contract Owners' requests must be accompanied by sufficient detail to enable us to transfer assets properly.

If we receive a transfer request and it is not in good order, the transfer will not be completed until we receive all necessary information.

We will attempt to make a Contract Owner's request in good order for up to five business days following its receipt. For instance, one of our representatives may telephone the Contract Owner to determine the intent of a request. If a Contract Owner's request is still not in good order after five business days, we will cancel the request and notify the Contract Owner when the request is cancelled.

Automatic Rebalancing

This feature automatically rebalances the current proportional value of your net Premium Payment allocated to each variable investment option under your Contract to correspond to your then current premium allocation designation. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. Automatic rebalancing entails taking assets from the better performing subaccounts and allocating them to the lesser performing subaccounts.

You tell us the day of the month you want us to do the rebalancing (other than the 29th, 30th, or 31st) and whether you want the frequency to be monthly, quarterly, semi-annually or annually. For example, if you elect to begin rebalancing effective January 15th, and you have requested quarterly rebalancing, your automatic rebalancing will start on January 15th, occur next on April 15th, and will continue quarterly thereafter. Rebalancing ends upon your request. Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.

Annuity Units for automatic rebalancing will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Dollar Cost Averaging

We offer dollar cost averaging that provides for automatic and scheduled transfers between variable investment options. You may maintain only one dollar cost averaging instruction with us at a time.

Annuity Units for dollar cost averaging will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Cancellation Rights

You may have the right to cancel your Contract if your Group Immediate Variable Annuity Contractholder has made the right available to you, and your Contract includes a Cancellation Endorsement, subject to the provisions below. Otherwise, the cancellation rights described in this section do not apply to you. If you choose the Cancellation Endorsement, the amount of each Annuity Payment will be lower than without the Cancellation endorsement. The reduction per Annuity Payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

Access To Your Money. If you are the Annuitant, you may access your money by receiving your scheduled Annuity Payments. If your Contract includes a Cancellation Endorsement, you, as Contract Owner, may cancel your Contract for its cancellation value within six (6) months after the Contract Date.

Cancellation Of The Contract. If your Contract includes a Cancellation Endorsement, and if the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract is issued), you may at any time within six (6) months after the Contract Date request a cancellation of your Contract. It is available with both the variable and the fixed payouts under all Annuity Payment Options. To elect a cancellation, the Contract must be in force. A cancellation is not available after six (6) months from the Contract Date.

If you cancel your Contract, we will pay you a lump sum amount. No residual benefit under the Contract will remain once a cancellation has been requested and paid during this six month period. This means that you will receive no other payments.

Computing the Cancellation Value. If you cancel, the amount of the lump sum benefit will be determined by calculating the actuarial present value, if any, of future variable and fixed Annuity Payments, to be determined as follows.

     . The value of future variable Annuity Payments is calculated by applying the Assumed Investment Return factor, and the mortality rates used to initially determine Annuity

          Payments, to the future variable Annuity Payments which are to be paid in accordance with the Annuity Payment Option in effect when cancellation is requested. The amount of future variable Annuity Payments used in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the request by the current number of Annuity Units for each subaccount, and summing for all subaccounts.

     . Fixed Annuity Payments will be determined by applying the then current annuity purchase rates, established in accordance with the Fixed Account section of the Contract, to the remaining value of fixed Annuity Payments which is to be paid in accordance with the Annuity Payment Option in effect on the date the request is received. We use investments in the fixed income market in part to support our obligations under the Contracts. We constantly monitor the rate of return we can derive in the fixed income markets. We may change the annuity purchase rate under the Contracts on account of variations in the rate of return on such investments. The current annuity purchase rates we use in calculating the benefit will be no more than three percent (3%) greater than or less than the interest rate used in originally calculating the stream of Annuity Payments at the Contract Date. For example, if the current annuity purchase rates for fixed Annuity Payments is seven percent (7%) then the annuity purchase rate that we will use in calculating the lump sum cancellation amount related to the fixed Annuity Payments portion of your Contract will be no less than four percent (4%) and no greater than ten percent (10%).

Taxes. Please read the discussion under "Taxes" further on in this prospectus for information relating to the cancellation of your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. We do not guarantee the tax status of your Contract.

Rights Reserved by the Company

The Company reserves the following rights to:

     .    Reflect a change in the variable account or any subaccount thereunder;

     .    Create new variable accounts;

     . Operate the variable account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law;

     . Transfer any assets in any subaccount in the variable account with another variable account;

     . Add, combine or remove subaccounts in the variable account, or combine the variable account with another variable account;

     . Make any new subaccounts available to the Contract Owner on a basis to be determined by the Company;

     . Substitute for the shares held in any subaccount the shares of another underlying Fund or the shares of another investment company or any other investment permitted by law;

     . Make any changes as required by the Internal Revenue Code or by any other applicable law, regulation or interpretation in order to continue treatment of this Contract as an annuity; or

     .    Make any changes to comply with the rules of any Fund.

                                ANNUITY PAYMENTS

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic Annuity Payments. You may choose Annuity Payments that are fixed, variable, or a combination of fixed and variable. You may choose Annuity Payments on a monthly, quarterly, semi-annual, or annual basis.

You select the Income Start Date, which must be within 12 months after the Contract Date and can start as early as 1 month after we receive your Premium Payment. In addition, Annuity Payments must begin by the Annuitant's 91st birthday. If a state requires that Annuity Payments begin prior to such date, we must comply with those requirements.

We will make Annuity Payments to you as the Annuitant unless, in the case of non-qualified Contracts only, you designate another person as Annuitant to receive them. For Annuity Payments:

     . From time to time, the Company may require proof that the Annuitant or Joint Annuitant is living.

     . Once Annuity Payments begin, you may not select a different Annuity Payment Option.

     . You may select an Annuity Payment Option and allocate your Premium Payment to either fixed or variable income choices, or both. You may not select more than one Annuity Payment Option.

     . If you choose both a fixed and a variable payment option, premium that you allocate to the fixed account may not be reallocated to another subaccount.

     . If you choose to include the Cancellation Endorsement with your Contract, the amount of each Annuity Payment will be lower than without the Cancellation Endorsement.

     . If the postal or other delivery service is unable to deliver checks to the payee's address of record, or if direct deposits to a bank account are returned because the account is closed, no interest will accrue on amounts represented by uncashed Annuity Payment checks or undeliverable direct deposits. It is the payee's responsibility to keep the Company informed of their current address or active bank account location.

Annuity Payment Options

The Contract currently offers the four Annuity Payment Options described below. We may make other Annuity Payment Options available subject to our discretion. Please refer to your Contract specific materials for the Annuity Payment Options available in your Contract. If your Annuity Payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

     .    Option 1 - Life Annuity

          Under this option, we will make Annuity Payments as long as the Annuitant is alive. Annuity Payments stop when the Annuitant dies.

     .    Option 2 - Life Annuity With A Guaranteed Number of Years

          Under this option, we will make Annuity Payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If the Annuitant dies before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period.

     .    Option 3 - Joint and Survivor Annuity

          Under this option, we will make Annuity Payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make Annuity Payments so long as the Joint Annuitant is alive. However, the amount of the remaining Annuity Payments will be either equal to or less than the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 3 is selected. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

     .    Option 4 - Joint and Survivor Annuity With A Guaranteed Number of
          Years

          Under this option, we will make Annuity Payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make Annuity Payments for the life of the Annuitant, and for as long thereafter, as the Joint Annuitant is alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 4 is selected. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

Under Annuity Payment Options 3 or 4, you have the right to determine whether or not the Annuity Payments to be made to the Joint Annuitant, upon the later of the Annuitant's death or the end of the guaranteed period, will be:

     . equal to the Annuity Payments the Annuitant was receiving while both the Annuitant and the Joint Annuitant were alive; or

     . lower than the Annuity Payments the Annuitant was receiving while both the Annuitant and the Joint Annuitant were alive.

All things being equal, Annuity Payments to the Annuitant while both the Annuitant and the Joint Annuitant are alive will be higher if you choose lower payments to the Joint Annuitant.

Annuity Units

Upon receiving your single Premium Payment, we calculate the number of Annuity Units associated with each Annuity Payment as determined by our currently used annuity rate factors. The Annuity Unit value for each Fund will vary from one Valuation Period to the next based on the investment experience of the assets in the Fund and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first Annuity Payment:

     . the portion of the premium allocated to provide variable Annuity Payments and the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return;

     . the portion of the Premium Payment allocated to provide fixed Annuity Payments and prevailing fixed interest rates;

     .    the age and gender of the Annuitant (and Joint Annuitant, if any);

     .    the Annuity Payment Option selected;

     .    the frequency of Annuity Payments;

     .    the deduction of applicable Premium Taxes; and

     .    the time period from the Contract Date to the Income Start Date.

Impact of Annuitant's Age on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Gender on Annuity Payments

Congress and the legislatures of various states have from time to time considered legislation that would require annuity benefits to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of annuity Contracts in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender.

In most cases, other than those mentioned above, the amount of fixed and variable Annuity Payments involving life income will be affected by the gender of the Annuitant and Joint Annuitant. However, we reserve the right to offer Contracts to certain groups in situations which, under current law, may require gender-neutral benefits. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Impact of Optional Cancellation Endorsement on Annuity Payments

If you choose to include the Cancellation Endorsement with your Contract, the amount of each Annuity Payment will be lower than without the Cancellation Endorsement. The reduction per Annuity Payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable Annuity Payments to reflect the performance of the investment options you chose after the net investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable Annuity Payment as follows. The portion of the first Annuity Payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable Annuity Payment.

The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

     .    If value is transferred from one investment option to another.

     . Upon the death of the primary Annuitant after the guaranteed period ends if the Contract Owner selects a joint and survivor Annuity Payment Option (either Annuity Option 4 or Annuity Option 3) with a lower percentage of payments elected for the Joint Annuitant. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable Annuity Payment.

On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

The variable Annuity Payments will remain level until the next Income Change Date. Subsequent variable Annuity Payments may be more or less than the previously calculated variable Annuity Payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the Annuity Payments provided by the portion of the Premium Payment allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the Fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects Annuity Payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered to certain groups. Currently, we offer AIRs of 3.5% and 5%. In the future we may make additional AIRs available.

     . If you allocated a portion of your premium to variable annuity income, then you invested this premium into the annuity investment options available and selected an AIR. If more than one AIR is offered you will need to decide between a higher or lower AIR.

     . We use the AIR to help us calculate your current and future variable annuity benefits. In order to calculate the benefit amounts we need a rate of return for the annuity investment options you selected. Since we cannot know what the performance of the investment options will be in the future, we make an assumption, and this assumption is called the Assumed Investment Return.

     . For future variable annuity benefits, the AIR represents the total return after expenses of the investment options needed to keep your payments from increasing or decreasing. If net performance (rate of return after expenses) is exactly equal to the AIR, the level of the variable Annuity Payments will not change. If the net performance of your annuity investment options is higher than the AIR, then your Annuity Payments will increase. Similarly, if net performance of your annuity investment options is less than the AIR, then your Annuity Payments will decrease.

     . With a 5% AIR you will receive a higher initial benefit amount than with a 3.5% AIR. However, benefits based on a 5% AIR will increase more slowly in a rising market and decline more rapidly in a falling market than benefits based on a 3.5% AIR.

     . With a 3.5% AIR, you will receive a lower initial benefit amount than with a 5% AIR. However, benefits based on a 3.5% AIR will increase more quickly in a rising market and decline more slowly in a falling market than benefits based on a 5% AIR.

                              ACCESS TO YOUR MONEY

Generally

Depending on the Annuity Payment Option you select and whether you are the Annuitant, you may receive Annuity Payments according to the Annuity Payment Option you select. Under certain Annuity Payment Options, surrenders may be permitted.

Deferment of Payments

We may delay making fixed payments from your Contract for up to 12 months subject to state law. We will credit interest to you during that period.

We may suspend or postpone making variable payments from your Contract or processing transfer requests for an undetermined period of time when:

     .    the NYSE is closed other than weekend and holiday closings;

     .    trading on the NYSE is restricted;

     . an emergency exists as determined by the SEC or other appropriate regulatory authority such that disposal of or determination of the value of shares of the Funds is not reasonably practicable; or

     .    the SEC by order so permits for the protection of investors.

                                  DEATH BENEFIT

Death Within Six Months of the Contract Date

If your Group Immediate Variable Annuity Contractholder has made the cancellation right available to you, your Contract includes a Cancellation Endorsement, and the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract issued), we will pay a lump sum death benefit in the event that the Annuitant and Joint Annuitant, if any, die within six (6) months of the Contract Date. The benefit shall be payable to the Contract Owner, if living, or if not, to the beneficiary.

The amount of the lump sum death benefit will be determined by:

     . calculating the actuarial present value of future variable Annuity Payments as described in item number (1) under "Computing the Cancellation Value" earlier on in this prospectus; and

     . adding to that, the amount of premium allocated to pay fixed Annuity Payments, minus any fixed Annuity Payments already made.

No residual benefit under the Contract will remain once a cancellation or a death benefit has been requested and paid during this six month period. Note: If you choose the Cancellation Endorsement, the amount of each Annuity Payment will be lower than without the Cancellation Endorsement. The reduction per Annuity Payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

Death Prior to Income Start Date

Subject to the above provisions, if no Annuitant or Joint Annuitant is alive on the Income Start Date, the Contract will be canceled and we will pay you a refund equal to your Premium Payment adjusted for any investment performance and any accumulated interest.

If your Contract is a joint and survivor annuity and either the Annuitant or the Joint Annuitant die before the Income Start Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

Death of Contract Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the Contract. Payments will continue to be paid to the Annuitant pursuant to the Annuity Payment Option in force at the date of your death.

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the Annuity Payment Option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the Annuity Payment Option in effect at the Annuitant's death. If no beneficiary survives the Annuitant, we will pay any remaining benefit to the Annuitant's estate.

The Contract permits you as Contract Owner to name a Joint Annuitant. However, choosing a Joint Annuitant will only impact your Contract if you have also designated the Joint Annuitant as a controlling life and chosen one of the following two Joint and Survivor Annuity Options.

     .    Annuity Payment Option 3 - Joint and Survivor Annuity; or

     . Annuity Payment Option 4 - Joint and Survivor Annuity With a Guaranteed Number of Years.

If you have chosen one of the single life Annuity Options listed below, your naming of a Joint Annuitant under the Contract will have no effect on the benefits due under the Contract.

     .    Annuity Payment Option 1 - Life Annuity; or

     .    Annuity Payment Option 2 - Life Annuity With A Guaranteed Number of
          Years.

See "Annuity Payment Options" in this prospectus.

Designation of Beneficiary

The Contract Owner may select one or more beneficiaries for the Annuitant and name them on the Annuity Enrollment Form if the Annuity Payment Option selected provides for a beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Annuitant may change the beneficiary by written notice. The change will take effect as of the date the Annuitant signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of beneficiary irrevocable. Changes in the beneficiary may then be made only with the consent of the designated irrevocable beneficiary. The Annuitant may also make the designation of beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company.

                                   PERFORMANCE

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the Fund share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of Contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

Performance information for a subaccount may be compared in reports and advertising to:

     (1) the MSCI Mid Cap 450 Index, the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

     (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

     (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

     (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

                                      TAXES

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax adviser to determine the specific federal tax treatment of your Contract based on your individual factual situation. Not all of the information we have included may be applicable to your Contract (for example, information relating to surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the Funds, please see the Funds' prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity Contracts. Generally, you will not be taxed on the earnings in an annuity Contract until you take the money out. Different rules apply depending on how you take the money out and whether your Contract is qualified or non-qualified as explained below.

Tax Treatment of Distributions - Qualified Contracts

If you purchase your Contract under a tax-favored retirement plan or account, your Contract is referred to as a qualified Contract. Examples of qualified plans or accounts are:

     .    Individual Retirement Annuities;

     . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

     .    Keogh Plans; and

     . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Distributions in General

Generally, you have not paid any taxes on the premium used to buy a qualified Contract or on any earnings. Therefore, any amount you take out as Annuity Payments, upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

This additional tax in general does not apply:

     . where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated Joint Annuitant;

     .    where the taxpayer is age 59 1/2 or older;

     .    where payment is made on account of death;

     .    where the payment is made on account of the taxpayer's disability;

     . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

     .    in some cases, upon separation from service on or after age 55; or

     .    certain other limited circumstances.

Withdrawals Where Income Start Date Is Before Age 59 1/2 -- A Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a full surrender of the Contract. You should also contact your tax adviser before taking surrenders.

Example: Individual A is age 57 1/2 when he begins to receive annual Annuity Payments of $10,000 from a traditional individual retirement annuity. Since this is a qualified Contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he surrenders the Contract. In 2003, A must pay the 10% penalty tax on the Annuity Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities ("IRA")

Code Sections 408 and 408A permit eligible individuals to contribute to a traditional IRA or to a Roth IRA. By attachment of an endorsement that reflects the requirements of Code Section 408(b), the Contracts may be issued as a traditional IRA. By attachment of an endorsement that reflects the requirements of Code Section 408A, the contracts may be issued as a Roth IRA.

Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age-these rules do not apply to a Roth IRA.

Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into a traditional IRA. In addition, distributions from a traditional IRA may be rolled over to another IRA or qualified plan, or converted into a Roth IRA, provided certain conditions are met. Purchases of the Contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the Contract.

Rollovers

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or traditional IRA. A prospective owner considering use of the Contract in this manner should consult a competent tax adviser with regard to the suitability of the Contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs. Rollovers may also occur between one Roth IRA and another Roth IRA.

Beginning in 2006, employers are permitted to offer a separate Roth account as part of their 401(k) or 403(b) employer pension plan, and employees may designate a portion of their plan contributions for deposit to a Roth account. Under Code Section 402A, distributions from such Roth 401(k) or Roth 403(b) accounts can be directly or indirectly rolled into a Roth IRA. Such rollovers are not subject to tax or penalty and are exempt from both the annual contribution and the conversion limitations.

Conversions

If you have modified adjusted gross income of $100,000 or less for the tax year, not including the conversion, you can convert previously untaxed funds from a traditional IRA to a Roth IRA. The funds removed from the traditional IRA are taxable in the year of the conversion, but no penalty tax applies. If you had established any Roth IRA at least 5 years prior to taking a Roth withdrawal, or have had a conversion IRA for at least 5 years, distributions are tax free as long as you have the attained age of 59 1/2, your distributions are made on account of disability or death, or you withdraw up to $10,000 in conjunction with a first-time home purchase.

Tax Treatment of Distributions - Non-Qualified Contracts

General

For Annuity Payments, generally a portion of each payment will be considered a return of your Premium Payment and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable Annuity Payments is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

After the full amount of your Premium Payment has been recovered tax-free, the full amount of subsequent Annuity Payments will be taxable. If Annuity Payments stop due to the death of the Annuitant before the full amount of your purchase payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Complete Surrenders

For payments made upon complete surrender of the annuity Contract, the taxable portion is the amount received in excess of the remaining investment in the Contract.

A Surrender May Trigger an Additional 10% Tax Penalty Unless an Exception
Applies

If a taxable distribution is made under the Contract, an additional tax of 10% of the amount of the taxable distribution may apply.

This additional tax in general does not apply where:

     .    the taxpayer is age 59 1/2 or older;

     .    the payment is made on account of death;

     .    the payment is made on account of the taxpayer's disability;

     . the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated Joint Annuitant;

     . the payment is made under an immediate annuity Contract, defined for these purposes as an annuity (1) purchased with a single premium, (2) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during an annuity period;

     .    or in certain other circumstances.

It should be noted that a full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the surrender (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a full surrender of the Contract. You should also seek the advice of your tax adviser.

Example: Individual A is age 57 1/2 when he begins to receive annual Annuity Payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he surrenders the Contract. In 2003, A must pay the 10% penalty tax on the Annuity Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.

Non-Qualified Contracts Owned by Non-Natural Persons

As a general rule, non-qualified annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity Contract for another annuity Contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying Funds for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the Funds are being managed so as to comply with these requirements.

There is limited guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the Funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Contract, could be treated as the owner of assets in the Funds. We reserve the right to make changes to the Contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on Annuity Payments and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For complete surrenders, we are required to withhold 10% of the taxable portion of any lump sum distribution unless you elect out of withholding. For Annuity Payments, we will withhold on the taxable portion of Annuity Payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any distribution or Annuity Payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                OTHER INFORMATION

American International Life Assurance Company of New York

We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. Our principal business address is 600 King Street
(DPEN), Wilmington, Delaware 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the Company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our contractual obligations to Contract Owners and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

AILife is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AILife's membership in IMSA applies only to AILife and not its products.

Guarantee of Insurance Obligations

Insurance obligations under the Contracts are guaranteed by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), an affiliate of AILife. Insurance obligations include, without limitation, payout options with lifetime guarantees, death benefits and Contract values invested in the fixed investment option. The guarantee does not guarantee Contract value or the investment performance of the variable investment options available under the Contracts. The guarantee provides that Contract owners can enforce the guarantee directly.

AILife expects that the National Union guarantee will be terminated within the next year. However, the insurance obligations on Contracts issued prior to termination of the National Union guarantee would continue to be covered, including obligations arising from premium payments or other payments received after termination, until satisfied in full.

National Union is a stock property-casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270. National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is a wholly owned subsidiary of American International Group, Inc. and an affiliate of AILife.

Ownership

This prospectus describes a group single premium immediate variable annuity Contract. A group Contract is issued to a Contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, as the Contract Owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract is equally applicable to a certificate.

Voting Privileges

We are the legal owner of the Funds' shares held in the Variable Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your contract at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) the corresponding value invested in that Fund divided by (b) the net asset value of one share of that fund. Fractional votes will be recognized.

We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through the Variable Account.

If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

The voting rights relate only to amounts invested in the Variable Account. There are no voting rights with respect to Funds allocated to the fixed investment option.

In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to Contract Owners. We reserve the right to modify these procedures in any manner that the laws in effect from time to time allow.

Distribution of the Contract

On May 1, 2003, American General Equity Services Corporation ("AGESC") replaced AIG Equity Sales Corp. as the distributor and principal underwriter of the Contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of American International Life Assurance Company of New York (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for American International Life Assurance Company of New York's other separate accounts and for the separate accounts of certain American International Life Assurance Company of New York affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

American International Life Assurance Company of New York may pay commissions of no more than 4% of each Premium Payment to entities that sell the Contracts. Payments may be made for services not directly related to the sale of the Contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

American International Life Assurance Company of New York is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, American International Life Assurance Company of New York believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on American International Life Assurance Company of New York's results of operations and financial position.

The distributor of the Contracts, AGESC, offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality.

On February 9, 2006, AIG, the parent company and an affiliated person of AILife, the variable account and its principal underwriter, AGESC, and National Union, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including AILife, the variable account and AGESC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to the receipt of permanent relief, AILife, the variable account and AGESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable products.

                              FINANCIAL STATEMENTS

The Financial Statements of AILife, the Variable Account and National Union can be found in the Statement of Additional Information. You may obtain a free copy of these Financial Statements if you write us at our Administrative Center, which is located at 600 King Street, DPEN, Wilmington, Delaware, 19801, attn:
Group Annuity Administration Department or call us at 1-877-299-1724. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

                                    APPENDIX

Hypothetical Illustrations Of Annuity Payments

We have prepared the following tables to show how variable Annuity Payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly Annuity Payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 5.82%, 6%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 5.82%, 6%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 1.25%. The amounts shown in the tables also take into account the average of the Funds' management fees and operating expenses at an annual rate of approximately 1.07% of the average daily net assets of the Funds. Actual fees and expenses of the Funds associated with your Contract may be more or less than 1.07%, will vary from year to year, and will depend on your allocation. See the section in your current prospectus entitled "Fee Tables" for more complete details. The monthly Annuity Payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.25% for mortality and expense risk and the assumed 1.07% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.07%. The tables do not reflect the optional Cancellation Endorsement. If you have elected the optional Cancellation Endorsement, please contact your insurance representative for an illustration that reflects the Cancellation Endorsement.

Two sets of tables follow -- one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option. The second assumes that 50% of the single Premium Payment is allocated to a fixed Annuity Payment Option using the fixed crediting rate we offered on the fixed Annuity Payment Option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

When part of the single Premium Payment has been allocated to the fixed Annuity Payment Option, the guaranteed minimum Annuity Payment resulting from this allocation is also shown, and is based on the fixed crediting rate we offered on the fixed Annuity Payment Option at the time this illustration was prepared. The illustrated variable Annuity Payments use an Assumed Investment Return of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing Annuity Payments and actual performance less than 3.5% per year will result in decreasing Annuity Payments. We may offer alternative Assumed Investment Returns. Fixed Annuity Payments remain constant.

These tables show the monthly Annuity Payments for several hypothetical constant Assumed Investment Returns. Of course, actual investment performance will not be constant and may be volatile. Actual monthly Annuity Payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an Annuity Payment Option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply to your group.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
     Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $679.08

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly Annuity Payment on the date of the illustration: $569.26

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.


                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                              Gross
                              -----------------------------------------------------------------------
Payment   Calendar  Attained      0.00%       5.80%       6.00%       8.00%      10.00%       12.00%
  Year      Year      Year    -----------  ----------  ----------  ----------  ----------  ----------
--------  --------  --------                                   Net
                              -----------------------------------------------------------------------
                                 -2.30%       3.50%       3.70%       5.70%       7.70%        9.70%
                              -----------  ----------  ----------  ----------  ----------  ----------
   1        2006       65        569.26      569.26      569.26      569.26      569.26       569.26
   2        2007       66        537.36      569.26      570.36      581.36      592.36       603.36
   3        2008       67        507.25      569.26      571.46      593.72      616.40       639.50
   4        2009       68        478.82      569.26      572.57      606.34      641.41       677.81
   5        2010       69        451.99      569.26      573.67      619.23      667.44       718.42
   10       2015       74        338.77      569.26      579.24      687.90      814.31       960.96
   15       2020       79        253.90      569.26      584.86      764.18      993.49      1285.40
   20       2025       84        190.30      569.26      590.53      848.92     1212.11      1719.37

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
     Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $679.08

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $339.54. The monthly guaranteed payment of $339.54 is being provided by the $50,000 applied under the fixed Annuity Payment Option.


                                Monthly Payments
                       With an Assumed Rate of Return of:


                                                              Gross
                              -----------------------------------------------------------------------
Payment   Calendar  Attained      0.00%       5.80%       6.00%       8.00%      10.00%       12.00%
  Year      Year      Year    -----------  ----------  ----------  ----------  ----------  ----------
--------  --------  --------                                   Net
                              -----------------------------------------------------------------------
                                 -2.30%       3.50%       3.70%       5.70%       7.70%        9.70%
                              -----------  ----------  ----------  ----------  ----------  ----------
   1        2006       65       624.17       624.17      624.17      624.17      624.17      624.17
   2        2007       66       608.22       624.17      624.72      630.22      635.72      641.22
   3        2008       67       593.16       624.17      625.27      636.40      647.74      659.29
   4        2009       68       578.95       624.17      625.82      642.71      660.25      678.45
   5        2010       69       565.53       624.17      626.38      649.15      673.26      698.75
   10       2015       74       508.92       624.17      629.16      683.49      746.69      820.02
   15       2020       79       466.49       624.17      631.97      721.63      836.29      982.24
   20       2025       84       434.69       624.17      634.80      764.00      945.60     1199.23

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
     Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $637.65

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly Annuity Payment on the date of the illustration: $527.37

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                              Gross
                              -----------------------------------------------------------------------
Payment   Calendar  Attained      0.00%       5.80%       6.00%       8.00%      10.00%       12.00%
  Year      Year      Year    -----------  ----------  ----------  ----------  ----------  ----------
--------  --------  --------                                   Net
                              -----------------------------------------------------------------------
                                 -2.30%       3.50%       3.70%       5.70%       7.70%        9.70%
                              -----------  ----------  ----------  ----------  ----------  ----------
    1       2006       65        527.37      527.37      527.37      527.37      527.37       527.37
    2       2007       66        497.82      527.37      528.39      538.58      548.77       558.96
    3       2008       67        469.92      527.37      529.41      550.03      571.04       592.44
    4       2009       68        443.59      527.37      530.43      561.72      594.21       627.93
    5       2010       69        418.73      527.37      531.46      573.66      618.33       665.55
    10      2015       74        313.84      527.37      536.61      637.28      754.39       890.25
    15      2020       79        235.22      527.37      541.82      707.95      920.39      1190.81
    20      2025       84        176.30      527.37      547.07      786.45     1122.92      1592.85

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
     Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $637.65

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $318.83. The monthly guaranteed payment of $318.83 is being provided by the $50,000 applied under the fixed Annuity Payment Option.


                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                              Gross
                              -----------------------------------------------------------------------
Payment   Calendar  Attained      0.00%       5.80%       6.00%       8.00%      10.00%       12.00%
  Year      Year      Year    -----------  ----------  ----------  ----------  ----------  ----------
--------  --------  --------                                   Net
                              -----------------------------------------------------------------------
                                 -2.30%       3.50%       3.70%       5.70%       7.70%        9.70%
                              -----------  ----------  ----------  ----------  ----------  ----------
    1       2006       65        582.51      582.51      582.51      582.51      582.51       582.51
    2       2007       66        567.73      582.51      583.02      588.11      593.21       598.31
    3       2008       67        553.78      582.51      583.53      593.84      604.34       615.05
    4       2009       68        540.62      582.51      584.04      599.68      615.93       632.79
    5       2010       69        528.19      582.51      584.55      605.65      627.99       651.60
    10      2015       74        475.74      582.51      587.13      637.46      696.02       763.95
    15      2020       79        436.44      582.51      589.73      672.80      779.02       914.23
    20      2025       84        406.97      582.51      592.36      712.05      880.28      1115.25

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION........................................................   3

   AILife..................................................................   3

   Variable Account A......................................................   3

   National Union Fire Insurance Company of Pittsburgh, Pa.................   3

SERVICES...................................................................   4

DISTRIBUTION OF THE CONTRACTS..............................................   4

CONTRACT PROVISIONS........................................................   5

   Variable Annuity Payments...............................................   5

   Annuity Unit Value......................................................   5

   Net Investment Factor...................................................   5

   Misstatement of Age or Gender...........................................   6

   Evidence of Survival....................................................   6

ADDITIONAL INFORMATION ABOUT THE CONTRACTS..................................  6

   Gender neutral policies.................................................   6

   Certain Arrangements....................................................   7

   Our General Account.....................................................   7

MATERIAL CONFLICTS.........................................................   7

FINANCIAL STATEMENTS.......................................................   8

   Separate Account Financial Statements...................................   8

   AILife Financial Statements.............................................   8

   National Union Financial Statements.....................................   8

   Incorporation of AIG Financial Information..............................   8

INDEX TO FINANCIAL STATEMENTS..............................................   9

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS.

[LOGO] AIG AMERICAN GENERAL                                      Privacy Notice

AIG American General knows that your privacy is important. You have received this notice as required by law and because you are now or may be a customer of one of our companies. This notice will advise you of the types of Nonpublic Personal Information we collect, how we use it, and what we do to protect your privacy.

"Nonpublic Personal Information" refers to personally identifiable information that is not available to the public.

"Employees, Representatives, Agents, and Selected Third Parties" refers to individuals or entities who act on our behalf.

     . Our Employees, Representatives, Agents, and Selected Third Parties may collect Nonpublic Personal Information about you, including information:

          .    Given to us on applications or other forms;

          .    About transactions with us, our affiliates, or third parties;

          . From others, such as credit reporting agencies, employers, and federal and state agencies.

     . The types of Nonpublic Personal Information we collect depends on the products we offer to you and may include your: name; address; Social Security Number; account balances; income; assets; insurance premiums; coverage and beneficiaries; credit reports; marital status; and payment history. We may also collect Nonpublic Personal Health Information, such as medical reports, to underwrite insurance policies, process claims, or for other related functions.

     . We restrict access to Nonpublic Personal Information to those Employees, Representatives, Agents, or Selected Third Parties who provide products or services to you and who have been trained to handle Nonpublic Personal Information as described in this Notice.

     . We have policies and procedures that direct our Employees, Representatives, Agents and Selected Third Parties acting for us, on how to protect and use Nonpublic Personal Information.

     . We have physical, electronic, and procedural safeguards in place that were designed to protect Nonpublic Personal Information.

     . We do not share Nonpublic Personal Information about you except as allowed by law.

     . We may disclose all types of Nonpublic Personal Information that we collect, including information regarding your transactions or experiences with us, when needed, to:

          (i) Affiliated AIG American General companies, including the American International Group Inc. family of companies, and Employees, Representatives, Agents, and Selected Third Parties as permitted by law; or

          (ii) other organizations with which we have joint marketing agreements as permitted by law.

     . The types of companies and persons to whom we may disclose Nonpublic Personal Information as permitted by law include: banks; attorneys; trustees; third-party administrators; insurance agents; insurance companies; insurance support organizations; credit reporting agencies; registered broker-dealers; auditors; regulators; and reinsurers.

     . We do not share your Nonpublic Personal Health Information unless authorized by you or allowed by law.

     . Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG American General.

     .    You will be notified if our privacy policy changes.

     .    Our privacy policy applies to current and former customers.

This Privacy Notice is given to you for your information only. You do not need to call or take any action.

This Privacy Notice is provided on behalf of the following companies:

AGC Life Insurance Company, AIG Life Insurance Company of Puerto Rico, AIG Life Insurance Company, AIG Life of Bermuda, Ltd., AIG Premier Insurance Company, AIG Worldwide Life Insurance of Bermuda, Ltd American General Assurance Company, American General Equity Services Corporation, American General Indemnity Company, American General Life and Accident Insurance Company, American General Life Insurance Company, American General Property Insurance Company of Florida, American General Property Insurance Company, American General Securities Incorporated, American International Life Assurance Company of New York, Delaware American Life Insurance Company, Pacific Union Assurance Company, The United States Life Insurance Company in the City of New York.

California, New Mexico and Vermont Residents Only:
Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure. Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

(C) 2006 American International Group, Inc. All rights reserved.

AGLC0375 Rev0306

[LOGO] AIG AMERICAN GENERAL                American International Life Assurance
                                                             Company of New York

For additional information about the Group Immediate Variable Annuity Contracts and the variable account, you may request a copy of the Statement of Additional Information (the "SAI"), dated _____, 2006. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI and the Contract or Fund prospectuses if you write us at our Administrative Center, which is located at 600 King Street (DPEN), Wilmington, Delaware 19801, Attention: Group Annuity Administration Department, or call us at 1-877-299-1724. You may also obtain the SAI from an insurance representative through which the Contracts may be purchased. Additional information about the Group Immediate Variable Annuity Contracts, including personalized illustrations of death benefits is available without charge to individuals considering purchasing a Contract, upon request to the same address or phone number printed above.

Information about the variable account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the variable account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.

Contracts issued by:
American International Life Assurance Company of New York
A member company of American International Group, Inc.
80 Pine Street, New York, New York 10005

Group Immediate Variable Annuity
Contract Form Number 21GVIA1000 with 26GVIA1000 certificate

Available only in the state of New York

Distributed by American General Equity Services Corporation
Member NASD
A member company of American International Group, Inc.

The underwriting risks, financial obligations and support functions associated with the products issued by American International Life Assurance Company of New York are its responsibility. American International Life Assurance Company of New York is responsible for its own financial condition and contractual obligations.

(C)2006 American International Group, Inc. All rights reserved. ICA File No. 811-04865

[LOGO] IMSA INSURANCE MARKETPLACE STANDARDS ASSOCIATION

Membership in IMSA applies only to American International Life Assurance Company of New York and not to its products.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              VARIABLE ACCOUNT A

                   GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                    GROUP ANNUITY ADMINISTRATION DEPARTMENT

                            600 KING STREET (DPEN)
                             WILMINGTON, DE 19801

                           TELEPHONE: 1-877-299-1724

                      STATEMENT OF ADDITIONAL INFORMATION

                            DATED __________, 2006

   This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for American International Life Assurance Company of New York Variable Account A (the "Separate Account" or "Variable Account A") dated __________, 2006, describing the group immediate variable annuity contract (the "Contract" or "Contracts"). The Contract prospectus sets forth information that a prospective investor should know before investing. For a copy of the Contract prospectus, and any prospectus supplements, contact American International Life Assurance Company of New York ("AILife") at the address or telephone number given above. Each term used in this SAI has the same meaning as is defined in the Contract prospectus.

                               TABLE OF CONTENTS

GENERAL INFORMATION........................................................ 3

   AILife.................................................................. 3
   Variable Account A...................................................... 3
   National Union Fire Insurance Company of Pittsburgh, Pa................. 3
SERVICES................................................................... 4

DISTRIBUTION OF THE CONTRACTS.............................................. 4

CONTRACT PROVISIONS........................................................ 5

   Variable Annuity Payments............................................... 5
   Annuity Unit Value...................................................... 5
   Net Investment Factor................................................... 5
   Misstatement of Age or Gender........................................... 6
   Evidence of Survival.................................................... 6

ADDITIONAL INFORMATION ABOUT THE CONTRACTS................................. 6

Gender neutral policies.................................................... 6
Certain Arrangements....................................................... 7
Our General Account........................................................ 7

MATERIAL CONFLICTS......................................................... 7

FINANCIAL STATEMENTS....................................................... 8

   Separate Account Financial Statements................................... 8
   AILife Financial Statements............................................. 8
   National Union Financial Statements..................................... 8
   Incorporation of AIG Financial Information.............................. 8

INDEX TO FINANCIAL STATEMENTS.............................................. 9

                              GENERAL INFORMATION

AILife

   We are American International Life Assurance Company of New York ("AILife"). AILife is a stock life insurance company initially organized under the laws of New York. We were incorporated in 1962. AILife is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and internationally. AIG American General is a marketing name of AILife and its affiliates. The commitments under the Contracts are AILife's, and AIG has no legal obligation to back those commitments.

   AILife is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AILife's membership in IMSA applies only to AILife and not its products.

Variable Account A

   We hold the Fund shares in the subaccounts of Variable Account A in which any of your single premium payment is invested. Variable Account A is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on June 5, 1986.

   For record keeping and financial reporting purposes, Variable Account A is divided into 122 separate subaccounts, not all of which are available under the Contracts offered by the Contract prospectuses as variable investment options. The subaccounts may be offered under other AILife contracts. We hold the Fund shares in which we invest your single premium payment for an investment option in the subaccount that corresponds to that investment option.

   The assets in Variable Account A are our property. The assets in the Separate Account may not be used to pay any liabilities of AILife other than those arising from the Contracts. AILife is obligated to pay all amounts under the Contracts due the Contract owners. We act as custodian for the Separate Account's assets.

National Union Fire Insurance Company of Pittsburgh, Pa.

   National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union") is a stock property-casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270. National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is a wholly owned subsidiary of AIG and an affiliate of AILife.

                                   SERVICES

   AILife and AIG are parties to a service and expense agreement. Under the service and expense agreement, AIG provides services to AILife and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2005, 2004 and 2003, AILife paid AIG for these services $1,499,658, $1,334,552 and $2,715,940, respectively.

   In 2003, American General Life Companies, LLC ("AGLC") started paying for almost all of AILife's expenses and allocating these charges back to AILife. Previously, most of these expenses, such as payroll expenses, were paid by AILife directly. AILife, AGLC and AIG are parties to a services agreement. AILife and AGLC are both wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AILife and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2005, 2004 and 2003, AILife paid AGLC for these services $12,641,325, $12,339,355 and $8,300,434, respectively.

   We have not designed the Contracts for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                         DISTRIBUTION OF THE CONTRACTS

   American General Equity Services Corporation ("AGESC"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and an affiliate of AILife, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and AILife. AGESC also acts as principal underwriter for AILife's other separate accounts and for the separate accounts of certain AILife affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

   The Contracts are offered on a continuous basis.

   For certain Groups, the Contracts will be offered directly to participants and AILife may not pay any commission to entities that sell the Contracts. In such cases, payments may be made for services not directly related to the sale of the Contracts. Such services include establishment of administrative arrangements, recruitment and training of personnel, distribution and production of promotional literature, and similar services.

   Under other circumstances, the Contracts will be offered through individuals who will be licensed by State insurance authorities as agents of AILife. The individuals will also be registered representatives of (1) broker-dealer firms that are affiliated with AILife, or
(2) other broker-dealer firms, which are not affiliated with AILife. However, some individuals may be representatives of firms that are exempt from broker-dealer regulation.

   When AILife compensates broker-dealers that sell the Contracts, it pays according to one or more compensation schedules. Commissions are generally expected to be no greater than 6% of Premium Payments that Contract Owners make.

   AILife has also agreed to pay certain broker-dealers an additional promotional allowance. This promotional allowance compensates these certain broker-dealers for additional training and promotional expenses incurred in the promotion and sale of the Contracts. None of these distribution expenses results in any additional charges under the Contracts that are not described in the Contract prospectus.

                              CONTRACT PROVISIONS

Variable Annuity Payments

   A variable annuity is an annuity whose payments are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. When you pay your single premium, we calculate the number of Annuity Units associated with each annuity payment determined by our currently used annuity rate factor and the Annuity Unit values.

Annuity Unit Value

   The value of an Annuity Unit for each subaccount was arbitrarily set initially at $100 for the Contracts. This was done when the first portfolio shares were purchased for the Contracts. The Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

   (a) is the net investment factor (described below) for the Valuation Period for which the Annuity Unit value is being determined; and

   (b)    is the Assumed Investment Return for such Valuation Period.

   The Assumed Investment Return adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the Assumed Investment Return rate.

Net Investment Factor

   The net investment factor is used to determine how investment results of a portfolio affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

   (a) is equal to:

     (i) the net asset value per share of the portfolio held in the subaccount determined at the end of that Valuation Period, plus

     (ii) the per share amount of any dividend or capital gain distribution made by the portfolio held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

     (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

   (b) is equal to:

     (i) the net asset value per share of the portfolio held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

     (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

   (c) is equal to the mortality and expense risk charge rate for the Valuation Period.

   The net investment factor may be greater or less than the Assumed Investment Return. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Misstatement of Age or Gender

   We will require proof of the age and gender of the Annuitant before making any annuity payment provided for by the Contract. If the age or gender of the Annuitant has been misstated, we will compute the amount payable based on the correct age and gender. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 3%. Any overpayments, including interest at the annual rate of 3% will be deducted from future annuity payments until we are repaid in full.

Evidence of Survival

   If a Contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

                  ADDITIONAL INFORMATION ABOUT THE CONTRACTS

   Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer Contracts for sale in situations which, under current law, require gender-neutral premiums or benefits. However, we reserve the right to offer the Contracts on both a gender-neutral and a sex-distinct basis subject to state and other regulatory approval.

   Certain Arrangements. Most of the advisers or administrators of the Funds make certain payments to us for certain administrative, Contract, and Contract owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. Currently, these payments range from 0.14% to 1.93% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. These amounts will not be paid by the Funds or Contract owners.

   Our General Account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Contract's Fixed Account. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC have not reviewed the disclosures that are included in the Contract prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                              MATERIAL CONFLICTS

   We are required to track events to identify any material conflicts from using investment portfolios for both variable life and variable annuity separate accounts. The boards of the Funds, AILife, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

   .   state insurance law or federal income tax law changes;

   .   investment management of an underlying Fund changes; or

   . voting instructions given by owners of variable life insurance policies and variable annuity contracts differ.

   The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

   If there is a material conflict, we have the duty to determine appropriate action, including removing the underlying Funds involved from investment by our variable investment options. We may take other action to protect Contract owners. This could mean delays or interruptions of the variable operations.

   When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an underlying Fund's adviser or its investment in the Contracts. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to Contract owners.

                             FINANCIAL STATEMENTS

   PricewaterhouseCoopers LLP ("PwC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm for AILife. AIG uses PwC as its corporate-wide auditing firm.

Separate Account Financial Statements

   The statement of net assets as of December 31, 2005 and the related statement of operations for the year then ended and statements of changes in net assets for the two years ended December 31, 2005 of the Separate Account, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AILife Financial Statements

   The balance sheets of AILife at December 31, 2005 and 2004 and the related statements of income, shareholder's equity, cash flows and comprehensive income for the three years ended December 31, 2005, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

National Union Financial Statements

   The statutory statement of admitted assets, liabilities, capital and surplus of National Union as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the two years in the period ended December 31, 2005, appear herein, in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

Incorporation of AIG Financial Information

   We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K/A for the year ended December 31, 2005, File No. 001-08787, filed on June 19, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                         INDEX TO FINANCIAL STATEMENTS

[FINANCIALS TO BE FILED BY AMENDMENT.]

   You should consider the financial statements of AILife that we include in this SAI primarily as bearing on the ability of AILife to meet its obligations under the Contracts.

   You should only consider the financial statements of National Union that we include in this SAI as bearing on the ability of National Union, as guarantor, to meet its obligations under a guarantee agreement that guarantees the insurance obligations of the Contracts.

                                                                                                       Page
                                                                                                     --------
I. Variable Account A 2005 Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm................. VA A -1
Statement of Net Assets as of December 31, 2005..................................................... VA A - 2
Statement of Operations for the year ended December 31, 2005........................................ VA A - 4
Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004................... VA A - 6
Notes to Financial Statements....................................................................... VA A -24

                                                                                                       Page
                                                                                                     --------
II. AILife Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm................. F - 2
Balance Sheets as of December 31, 2005 and 2004..................................................... F - 3
Statements of Income for the years ended December 31, 2005, 2004 and 2003........................... F - 5
Statements of Shareholder's Equity for the years ended December 31, 2005, 2004......................
and 2003............................................................................................ F - 6
Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003....................... F - 7
Statements of Comprehensive Income for the years ended December 31, 2005,...........................
2004 and 2003....................................................................................... F - 8
Notes to Financial Statements....................................................................... F - 9

                                                                                                       Page
                                                                                                     --------
III. National Union Financial Statements (Statutory Basis)

Report of PricewaterhouseCoopers LLP, Independent Auditors..........................................    2
Statements of Admitted Assets (Statutory Basis) as of December 31, 2005 and 2004....................    3
Statements of Liabilities, Capital and Surplus (Statutory Basis) as of December 31, 2005 and 2004...    4
Statements of Income and Changes in Capital and Surplus (Statutory Basis)...........................
for the years ended December 31, 2005 and 2004......................................................    5
Statements of Cash Flow (Statutory Basis) for the years ended December 31, 2005 and 2004............    6
Notes to Statutory Basis Financial Statements.......................................................    7

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)     Financial statements.

        (1) Audited Financial Statements of Variable Account A of American International Life Assurance Company of New York for the year ended December 31, 2005. (To be filed by Amendment)

        (2) Audited Financial Statements of American International Life Assurance Company of New York for the year ended December 31, 2005, for the year ended December 31, 2004 and for the year ended December 31, 2003. (To be filed by Amendment)

        (3) The statutory statement of admitted assets, liabilities, capital and surplus of National Union Fire Insurance Company of Pittsburgh, Pa. as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the two years in the period ended December 31, 2005. (To be filed by Amendment)

(b)     Exhibits.

        (1) Certificate of Resolution for American International Life Assurance Company of New York pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable and fixed annuity contracts. (1)

        (2)            N/A

        (3)(a) Distribution Agreement between American International Life Assurance Company of New York and American General Equity Services Corporation, effective May 1, 2003. (8)

        (3)(b)         Form of Selling Group Agreement. (11)

        (4)(a) Form of Individual Variable Annuity Single Purchase Payment Policy (45649-4/87). (1)

        (4)(b)         Form of Individual Variable Annuity Policy
                       (21VAN0896NY). (1)

        (4)(c)         Form of Group Variable Annuity Policy (21GVAN897NY). (1)

        (4)(d)         Form of Variable Annuity Certificate of
                       Coverage(26GVAN897NY). (1)

        (4)(e)         Form of Group Immediate Variable Annuity Contract
                       (21GVIA1000). (2)

        (4)(f)         Form of Individual Variable Annuity Policy
                       (26GVIA1000) and Certificate Schedule. (2)

        (4)(g)         Form of Group Variable Annuity Group Contract
                       (21GVAN999). (3)

        (4)(h)         Form of Variable Annuity Certificate of Coverage
                       (26GVAN999NY). (3)

        (4)(i) Form of Immediate Variable Annuity Certificate of Coverage and Contract (26GVIA1000). (5)

        (4)(j) Form of Variable Annuity Certificate of Coverage and Contract (26GNSVAN800). (4)

        (4)(k) Form of Endorsement--Initial Allocation of Net Single Premium (No. 26GVMM403). (10)

        (4)(l) Form of Single Premium Group Immediate Variable Annuity Nonparticipating Contract, Form No. 21GVIA1000. (13)

        (4)(m) Form of Single Premium Immediate Variable Annuity Nonparticipating Certificate of Coverage, Form No. 26GVIA1000. (13)

        (4)(n)         Form of Certificate Schedule, Form No. 14EGAN403. (13)

        (4)(o) Form of Single Premium Group Immediate Variable Annuity Contract, Form No. 26GVIA1000. (Filed herewith)

        (4)(p) Form of Endorsement Cancellation Option, Form No. 26GVCO403-Rev(11/05). (Filed herewith)

        (5)(a) Form of Single Premium Variable Annuity Application (52971 11/96). (1)

        (5)(b)         Form of Group Variable Annuity Application (24GVAN897).
                       (1)

        (5)(c) Form of Variable Annuity Enrollment Form, AGE, (24GVIA1000 rev041906) (17)

        (5)(d) Form of Variable Annuity Enrollment Form, RET, (24GVIA1000 rev041906) (17)

        (6)(a) Charter of American International Life Assurance Company of New York, dated March 5, 1962, filed with the State of New York Insurance Department on March 16, 1962. (1)

        (6)(b) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated February 4, 1972. (1)

        (6)(c) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated January 18, 1985. (1)

        (6)(d) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 1, 1987. (1)

        (6)(e) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated March 22, 1989. (1)

        (6)(f) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 27, 1991. (1)

        (6)(g) Amended and Restated Bylaws of American International Life Assurance Company of New York, adopted July 25, 2002. (8)

        (7)            N/A

        (8)(a)(i) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York. (8)

        (8)(a)(ii) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated May 21, 1975. (8)

        (8)(a)(iii) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated September 23, 1975. (8)

        (8)(a)(iv) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated December 30, 1998. (8)

        (8)(a)(v) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York and American General Life Companies, effective January 1, 2002. (8)

        (8)(a)(vi) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York and American General Life Companies, effective January 1, 2002. (11)

        (8)(a)(vii) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. (12)

        (8)(b)(i) Form of Participation Agreement between American International Life Assurance Company of New York and Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc., Miller Anderson & Sherrerd, dated May 15, 1998. (5)

        (8)(b)(ii) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.), Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management, Inc.), Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP) and American International Life Assurance Company of New York, dated October 1, 2001. (8)

        (8)(c)(i) Form of Fund Participation Agreement between American International Life Assurance Company of New York and The Vanguard Group, Inc. dated December 27, 2001. (5)

        (8)(c)(ii) Form of Addendum to Fund Participation Agreement between American International Life Assurance Company of New York and The Vanguard Group, Inc. (9)

        (8)(d) Form of Fund Participation Agreement between American International Life Assurance Company of New York and Alliance Global Investor Services, Inc. dated February, 2002. (6)

        (8)(e) Form of Business Agreement between American International Life Assurance Company of New York and American Funds Distributors, Inc. dated February, 2002.
                       (6)

        (8)(f) Form of Master Shareholder Services Agreement between American International Life Assurance Company of New York and Franklin Templeton Funds dated February, 2002.
                       (6)

        (8)(g) Form of Fund Participation Agreement between American International Life Assurance Company of New York and Liberty Funds Services, Inc. (now known as Columbia) dated February, 2002. (6)

        (8)(h) Form of Participation Agreement between American International Life Assurance Company of New York and MFS Fund Distributors, Inc. dated February, 2002. (6)

        (8)(i) Form of Participation Agreement between American International Life Assurance Company of New York and Oppenheimer Funds Distributor, Inc. dated
                       February, 2002. (6)

        (8)(j) Form of Participation Agreement between American International Life Assurance Company of New York and Putnam Retail management, L.P. dated February, 2002. (6)

        (8)(k) Form of Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American International Life Assurance Company of New York. (9)

        (8)(l) General Guarantee Agreement from National Union Fire Insurance Company of Pittsburgh, Pa. on behalf of American International Life Assurance Company of New York. (14)

        (8)(m) AIG Support Agreement between American International Life Assurance Company of New York and American International Group, Inc. (14)

        (9)(a) Opinion and Consent of Counsel, Kenneth D. Walma, for American International Life Assurance Company of New York, dated May 1, 2002. (7)

        (9)(b) Opinion and Consent of Saul Ewing LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa.
                       (15)

        (9)(c) Opinion and Consent of Sullivan & Cromwell LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa. (15)

        (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers, LLP. (To be filed by Amendment)

        (11)           N/A

        (12)           N/A

        (13)(a) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of National Union Fire Insurance Company of Pittsburgh, Pa. (16)

        (13)(b) Power of Attorney with respect to Registration Statements and Amendments thereto signed by John Quinlan Doyle, Director and President, and Neil Anthony Faulkner, Director, and David Neil Fields, Director, of National Union Fire Insurance Company of Pittsburgh, Pa.
                       (18)
__________________________________________

(1) Incorporated by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File No. 33-39170) of Variable Account A of American International Life Assurance Company of New York filed on October 27, 1998.

(2) Incorporated by reference to Registrant's Registration Statement to N-4 (File No. 33-63412) of Variable Account A of American International Life Assurance Company of New York filed on June 20, 2001.

(3)     Incorporated by reference to Registrant's Registration Statement on
        Form N-4 (File No. 333-63730) of Variable Account A of American International Life Assurance Company of New York filed on June 25, 2001.

(4) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-67866) of Variable Account A of American International Life Assurance Company of New York filed on August 17, 2001.

(5) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on December 28, 2001.

(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on February 13, 2002.

(7) Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on May 1, 2002.

(8) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on April 25, 2003.

(9) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on April 25, 2003.

(10) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on October 17, 2003.

(11) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on April 27, 2004.

(12) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on May 2, 2005.

(13) Incorporated by reference to the initial filing of Form N-4 Registration Statement (File No. 333-108724) of Variable Account A of American International Life Assurance Company of New York filed on September 12, 2003.

(14) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on August 12, 2005.

(15) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on October 24, 2005.

(16) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on March 24, 2006.

(17) Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on May 1, 2006.

(18) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on June 22, 2006.

Item 25. Directors and Officers of the Depositor

                                        Positions and Offices with Depositor
 Name and Principal                     American International Life Assurance
  Business Address                      Company of New York
 ------------------                     -------------------------------------
 Rodney O. Martin, Jr.                  Director and Chairman of the Board of
 2929 Allen Parkway                     Directors
 Houston, TX 77019

 M. Bernard Aidinoff                    Director
 Sullivan and Cromwell
 125 Broad Street
 New York, NY 10004

 David J. Dietz                         Director, Chairman-Global High Net
 830 Third Avenue                       Worth, Corporate Markets & Domestic
 New York, NY 10022                     Institutional Profit Center, and
                                        Chief Executive Officer-Global High
                                        Net Worth, Corporate Markets &
                                        Domestic Institutional Profit Center

 Marion E. Fajen                        Director
 5608 N. Water Bury Rd.
 Des Moines, IA 50312

 Patrick J. Foley                       Director
 569 N. Country Club Dr.
 Lake Worth, FL 33462

 Mary Jane B. Fortin                    Director, Executive Vice President
 2929 Allen Parkway                     and Chief Financial Officer
 Houston, TX 77019

 Cecil C. Gamwell, III                  Director
 419 W. Beach Rd.
 Charleston, RI 02813

 Jack R. Harnes                         Director
 70 Pine Street
 New York, NY 10270

                                        Positions and Offices with Depositor
 Name and Principal                     American International Life Assurance
  Business Address                      Company of New York
 ------------------                     --------------------------------------
 David L. Herzog                        Director
 70 Pine Street
 New York, NY 10270

 Richard A. Hollar                      Director, Chairman-Independent
 750 West Virginia Street               Distribution Profit Center and Chief
 Milwaukee, WI 53204                    Executive Officer-Independent
                                        Distribution Profit Center

 John I. Howell                         Director
 Indian Rock Corp.
 263 Glenville Rd., 2nd Floor
 Greenwich, CT 06831

 Gary D. Reddick                        Director, Executive Vice President and
 2929 Allen Parkway                     Chief Administrative Officer
 Houston, TX 77019

 Christopher J. Swift                   Director
 2929 Allen Parkway
 Houston, TX 77019

 James W. Weakley                       Director, President-AIG Benefit
 2929 Allen Parkway                     Solutions Profit Center and Chief
 Houston, TX 77019                      Executive Officer-AIG Benefit
                                        Solutions Profit Center

 Matthew Winter                         Director, President and Chief
 2929 Allen Parkway                     Executive Officer
 Houston, TX 77019

 Thomas L. Booker                       President-Annuity Profit Center
 2727 Allen Parkway
 Houston, TX 77019

 Royce G. Imhoff, II                    President-Independent Distribution
 2929 Allen Parkway                     Profit Center
 Houston, TX 77019

                                        Positions and Offices with Depositor
 Name and Principal                     American International Life Assurance
  Business Address                      Company of New York
 ------------------                     --------------------------------------
 Richard C. Schuettner                  President-AIG Life Brokerage Profit
 750 West Virginia Street               Center
 Milwaukee, WI 53204

 James P. Steele                        President-Structured Settlements
 205 E. 10th Avenue
 Amarillo, TX 79101

 Don Ward                               President-Financial Institution
 2727 Allen Parkway                     Marketing Group
 Houston, TX 77019

 Steven D. Anderson                     Chief Financial Officer-Independent
 2727 Allen Parkway                     Distribution Profit Center and Senior
 Houston, TX 77019                      Vice President-Independent
                                        Distribution Profit Center and

 Frank A. Kophamel                      Senior Vice President and Chief
 3600 Route 66                          Financial Officer-Group Benefit &
 Neptune, NJ 07754-1580                 Financial Institutions

 David R. Armstrong                     Executive Vice President-AIG Benefit
 3600 Route 66                          Solutions & AIG Financial Institution
 Neptune, NJ 07754-1580                 Solutions Profit Center

 Chris T. Calos                         Executive Vice President-AIG Benefit
 3600 Route 66                          Solutions Profit Center
 Neptune, NJ 07754

 Dan E. Trudan                          Executive Vice President-Operations,
 2929 Allen Parkway                     Independent Distribution Profit Center
 Houston, TX 77019

 Erik A. Baden                          Senior Vice President-Independent
 2929 Allen Parkway                     Distribution Profit Center
 Houston, TX 77019

 Wayne A. Barnard                       Senior Vice President and
 2929 Allen Parkway                     Illustration Actuary
 Houston, TX 77019

                                        Positions and Offices with Depositor
 Name and Principal                     American International Life Assurance
  Business Address                      Company of New York
 ------------------                     -------------------------------------
 Robert M. Beuerlein                    Senior Vice President and Chief and
 2727-A Allen Parkway                   Appointed Actuary
 Houston, TX 77019

 Patricia A. Bosi                       Senior Vice President
 3600 Route 66
 Neptune, NJ 07754-1580

 Jeffrey H. Carlson                     Senior Vice President and Chief
 2727-A Allen Parkway                   Information Officer
 Houston, TX 77019

 James A. Galli                         Senior Vice President and
 830 Third Avenue                       Chief Business Development Officer
 New York, NY 10022

 Robert M. Goldbloom                    Senior Vice President-Terminal
 70 Pine Street                         Funding Annuities
 New York, NY 10270

 William F. Guterding                   Senior Vice President and Chief
 830 Third Avenue                       Underwriting Officer
 New York, NY 10022

 Robert F. Herbert, Jr.                 Senior Vice President, Treasurer and
 2727-A Allen Parkway                   Comptroller
 Houston, TX 77019

 S. Douglas Israel                      Senior Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Kyle L. Jennings                       Senior Vice President and General
 2929 Allen Parkway                     Counsel
 Houston, TX 77019

 Althea R. Johnson                      Senior Vice President
 2929 Allen Parkway
 Houston, TX 77019

                                        Positions and Offices with Depositor
 Name and Principal                     American International Life Assurance
  Business Address                      Company of New York
 ------------------                     -------------------------------------
 Glen D. Keller                         Senior Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Simon J. Leech                         Senior Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Mark R. McGuire                        Senior Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Laura W. Milazzo                       Senior Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Harry R. Miller                        Senior Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Lawrence J. O'Brien                    Senior Vice President and Chief
 2727 Allen Parkway                     Marketing Officer-Independent Agency
 Houston, TX 77019                      Group

 William J. Packer                      Senior Vice President
 3600 Route 66
 Neptune, NJ 07754

 Barry Pelleterri                       Senior Vice President
 3600 Route 66
 Neptune, NJ 07754

 John W. Penko                          Senior Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Robert E. Steele                       Senior Vice President
 205 E. 10th Avenue
 Amarillo, TX 79101

                                        Positions and Offices with Depositor
 Name and Principal                     American International Life Assurance
  Business Address                      Company of New York
 ------------------                     -------------------------------------
 Michael W. Witwer                      Senior Vice President
 3600 Route 66
 Neptune, NJ 07754

 Steven E. Zimmerman                    Senior Vice President and Medical
 2727 Allen Parkway                     Director
 Houston, TX 77019

 Edward F. Bacon                        Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Joan M. Bartel                         Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Walter E. Bednarski                    Vice President
 3600 Route 66
 Neptune, NJ 07754-1580

 Michael B. Boesen                      Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 David R. Brady                         Vice President
 70 Pine Street
 New York, NY 10270

 Stephen J. Brenneman                   Vice President
 1 Alico Plaza
 600 King Street
 Wilmington, DE 19801

 Robert W. Busby                        Vice President
 3600 Route 66
 Neptune, NJ 07754-1580

 David W. Butterfield                   Vice President
 3600 Route 66
 Neptune, NJ 07754

                                        Positions and Offices with Depositor
 Name and Principal                     American International Life Assurance
  Business Address                      Company of New York
 ------------------                     --------------------------------------
 Joseph S. Cella                        Vice President
 70 Pine Street
 New York, NY 10270

 Robert W. Chesner                      Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Mark E. Childs                         Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Steven A. Dmytrack                     Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Douglas M. Donnenfield                 Vice President
 750 West Virginia Street
 Milwaukee, WI 53204

 Donna F. Fahey                         Vice President
 3600 Route 66
 Neptune, NJ 07754-1580

 Farideh N. Farrokhi                    Vice President and Assistant Secretary
 2727-A Allen Parkway
 Houston, TX 77019

 Kevin P. Fitzpatrick                   Vice President and Real Estate
 1 Chase Manhattan Plaza                Investment Officer
 New York, NY 10005

 Richard L. Gravette                    Vice President and Assistant Treasurer
 2727-A Allen Parkway
 Houston, TX 77019

 Kenneth J. Griesemer                   Vice President
 6363 Forest Park Rd.
 Dallas, TX 75235

                                        Positions and Offices with Depositor
 Name and Principal                     American International Life Assurance
  Business Address                      Company of New York
 ------------------                     -------------------------------------
 Joel H. Hammer                         Vice President
 1 Chase Manhattan Plaza
 New York, NY 10005

 Neal C. Hasty                          Vice President
 6363 Forest Park Rd.
 Dallas, TX 75235

 Keith C. Honig                         Vice President
 1999 Avenue of the Stars
 Los Angeles, CA 90067

 Karen M. Isaacs                        Vice President
 3600 Route 66
 Neptune, NJ 07754

 David S. Jorgensen                     Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Gary J. Kleinman                       Vice President and Real Estate
 1 Chase Manhattan Plaza                Investment Officer
 New York, NY 10005

 Randy J. Marash                        Vice President
 3600 Route 66
 Neptune, NJ 07754

 W. Larry Mask                          Vice President, Real Estate
 2929 Allen Parkway                     Investment Officer and
 Houston, TX 77019                      Assistant Secretary

 Gordon S. Massie                       Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Richard D. McFarland                   Vice President
 2727-A Allen Parkway
 Houston, TX 77019

                                        Positions and Offices with Depositor
 Name and Principal                     American International Life Assurance
  Business Address                      Company of New York
 ------------------                     -------------------------------------
 Richard A. Mercante                    Vice President
 175 Water Street
 New York, NY 10038

 Deanna Osmonson                        Vice President and Chief Compliance
 2727 Allen Parkway                     Officer
 Houston, TX 77019

 Rembert R. Owen, Jr.                   Vice President, Real Estate
 2929 Allen Parkway                     Investment Officer and
 Houston, TX 77019                      Assistant Secretary

 Kirsten M. Pedersen                    Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Rodney E. Rishel                       Vice President
 American General Center
 2000 American General Way
 Brentwood, TN 37027

 Walter J. Rudecki, Jr.                 Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Dale W. Sachtleben                     Vice President
 1 Franklin Square
 Springfield, IL 62713

 Kristin E. Sather                      Vice President
 1 Chase Manhattan Plaza
 New York, NY 10005

 Richard W. Scott                       Vice President and Chief Investment
 70 Pine Street                         Officer
 New York, NY 10270

 Tom L. Scott                           Vice President and General Auditor
 2929 Allen Parkway
 Houston, TX 77019

                                        Positions and Offices with Depositor
 Name and Principal                     American International Life Assurance
  Business Address                      Company of New York
 ------------------                     -------------------------------------
 T. Clay Spires                         Vice President and Tax Officer
 2727-A Allen Parkway
 Houston, TX 77019

 Veronica Torralba                      Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Richard P. Vegh                        Vice President
 3600 Route 66
 Neptune, NJ 07754

 Ronald Williams                        Vice President
 3600 Route 66
 Neptune, NJ 07754

 Elizabeth M. Tuck                      Secretary
 70 Pine Street
 New York, NY 10270

 Lauren W. Jones                        Assistant Secretary
 2929 Allen Parkway
 Houston, TX 77019

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 26. Table of subsidiaries of AIG can be found as Exhibit 21 in Form 10-K/A, SEC file number 001-08787, accession number 0000950123-06-007835, filed June 19, 2006.

                              SUBSIDIARIES OF AIG

                                                                                                Percentage
                                                                                                of Voting
                                                                                                Securities
                                                                               Jurisdiction of Owned by its
                                                                                Incorporation   Immediate
                                                                               or Organization Parent/(2)/
                                                                           ------------------- ------------
American International Group, Inc./(1)/...................................         Delaware...         /(3)/
   AIG Aviation, Inc......................................................          Georgia...      100
   AIG Bulgaria Insurance and Reinsurance Company EAD.....................         Bulgaria...      100
   AIG Capital Corporation................................................         Delaware...      100
       AIG Consumer Finance Group, Inc....................................         Delaware...      100
          AIG Bank Polska S.A.............................................           Poland...    99.92
          AIG Credit S.A..................................................           Poland...      100
          Compania Financiera Argentina S.A...............................        Argentina...      100
       AIG Equipment Finance Holdings, Inc................................         Delaware...      100
          AIG Commercial Equipment Finance, Inc...........................         Delaware...      100
              AIG Commercial Equipment Finance Company, Canada............           Canada...      100
       AIG Finance Holdings, Inc..........................................         New York...      100
          AIG Finance (Hong Kong) Limited.................................        Hong Kong...      100
       AIG Global Asset Management Holdings Corp..........................         Delaware...      100
          AIG Asset Management Services, Inc..............................         Delaware...      100
              Brazos Capital Management, L.P..............................         Delaware...       92
          AIG Capital Partners, Inc.......................................         Delaware...      100
          AIG Equity Sales Corp...........................................         New York...      100
          AIG Global Investment Corp......................................       New Jersey...      100
          AIG Global Securities Lending Corp..............................         Delaware...      100
       International Lease Finance Corporation............................       California...    67.23/(4)/
       AIG Global Real Estate Investment Corp.............................         Delaware...      100
   AIG Credit Corp........................................................         Delaware...      100
       A.I. Credit Consumer discount Corp.................................     Pennsylvania...      100
       A.I. Credit Corp...................................................    New Hampshire...      100
       AICCO, Inc.........................................................         Delaware...      100
       AICCO, Inc.........................................................       California...      100
       AIG Credit Corp. of Canada.........................................           Canada...      100
       Imperial Premium Funding Inc.......................................         Delaware...      100
   AIG Egypt Insurance Company, S.A.E.....................................            Egypt...    89.98
   AIG Federal Savings Bank...............................................           U.S.A....      100
   AIG Financial Advisor Services, Inc....................................         Delaware...      100
       AIG Financial Advisor Services (Europe), S.A.......................       Luxembourg...      100
   AIG Financial Products Corp............................................         Delaware...      100
       AIG Matched Funding Corp...........................................         Delaware...      100
       Banque AIG.........................................................           France...       90/(5)/

                              SUBSIDIARIES OF AIG

                                                                                              Percentage
                                                                                              of Voting
                                                                                              Securities
                                                                             Jurisdiction of Owned by its
                                                                              Incorporation   Immediate
                                                                             or Organization Parent/(2)/
                                                                         ------------------- ------------
AIG Funding, Inc........................................................         Delaware...      100
AIG Global Trade & Political Risk Insurance Company.....................       New Jersey...      100
A.I.G. Golden Insurance Ltd.............................................           Israel...    50.01
AIG Life Holdings (International) LLC...................................         Delaware...      100
   American International Reinsurance Company, Ltd......................          Bermuda...      100
       AIG Edison Life Insurance Company................................            Japan...       90/(6)/
       American International Assurance Company, Limited................        Hong Kong...      100
       American International Assurance Company (Australia) Limited.....        Australia...      100
       American International Assurance Company (Bermuda) Limited.......          Bermuda...      100
          American International Assurance Co. (Vietnam) Limited........          Vietnam...      100
          Tata AIG Life Insurance Company Limited.......................            India...       26
       Nan Shan Life Insurance Company, Ltd.............................           Taiwan...       95
AIG Life Insurance Company..............................................         Delaware...       79/(7)/
AIG Life Insurance Company of Puerto Rico...............................      Puerto Rico...      100
AIG Liquidity Corp......................................................         Delaware...      100
AIG Marketing, Inc......................................................         Delaware...      100
AIG Private Bank Ltd....................................................      Switzerland...      100
AIG Retirement Services, Inc............................................         Delaware...      100/(8)/
   SunAmerica Life Insurance Company....................................          Arizona...      100
       SunAmerica Investments, Inc......................................          Georgia...       70/(9)/
          AIG Advisor Group, Inc........................................         Maryland...      100
              Advantage Capital Corporation.............................         New York...      100
              FSC Securities Corporation................................         Delaware...      100
              Royal Alliance Associates, Inc............................         Delaware...      100
              Sentra Securities Corporation.............................       California...      100
              Spelman & Co., Inc........................................       California...      100
              SunAmerica Securities, Inc................................         Delaware...      100
          AIG SunAmerica Life Assurance Company.........................          Arizona...      100/(10)/
              AIG SunAmerica Asset Management Corp......................         Delaware...      100
              AIG SunAmerica Capital Services. Inc......................         Delaware...      100
          First SunAmerica Life Insurance Company.......................         New York...      100
AIG Risk Management, Inc................................................         New York...      100
AIG Technologies, Inc...................................................    New Hampshire...      100
AIGTI, Inc..............................................................         Delaware...      100
AIG Trading Group Inc...................................................         Delaware...      100
   AIG International, Inc...............................................         Delaware...      100
AIU Holdings, LLC.......................................................         Delaware...      100
   AIG Central Europe & CIS Insurance Holdings Corporation..............         Delaware...      100
       AIG Bulgaria Insurance and Reinsurance Company EAD...............         Bulgaria...      100
       AIG Czech Republic pojistovna, as................................   Czech Republic...      100
       AIG Kazakhstan Insurance Company, S.A............................        Kzakhstan...    88.87
   AIU Africa Holdings, Inc.............................................         Delaware...      100
       AIG Kenya Insurance Company, Limited.............................            Kenya...      100
   AIG Memsa, Inc.......................................................         Delaware...      100
       AIG Iraq.........................................................         Delaware...      100
       AIG Lebanon, S.A.L...............................................          Lebanon...      100

                              SUBSIDIARIES OF AIG

                                                                                                Percentage
                                                                                                of Voting
                                                                                                Securities
                                                                               Jurisdiction of Owned by its
                                                                                Incorporation   Immediate
                                                                               or Organization Parent/(2)/
                                                                           ------------------- ------------
       AIG Libya, Inc.....................................................        Delaware....      100
       AIG Hayleys Investment Holdings (Private) Ltd......................       Sri Lanka....       80
          Hayleys AIG Insurance Company, Ltd..............................       Sri Lanka....      100
       AIG Sigorta A.S....................................................          Turkey....      100
       Tata AIG General Insurance Company Limited.........................           India....       26
AIU Insurance Company.....................................................        New York....       52/(11)/
AIU North America, Inc....................................................        New York....      100
American General Corporation..............................................           Texas....      100
   American General Bancassurance Services, Inc...........................        Illinois....      100
   AGC Life Insurance Company.............................................        Missouri....      100
       AIG Life Holdings (Canada), ULC....................................          Canada....      100
          AIG Assurance Canada............................................          Canada....      100
          AIG Life Insurance Company of Canada............................          Canada....      100
       AIG Life of Bermuda, Ltd...........................................         Bermuda....      100
       American General Life and Accident Insurance Company...............       Tennessee....      100
       American General Life Insurance Company............................           Texas....      100
          American General Annuity Service Corporation....................           Texas....      100
          AIG Enterprise Services, LLC....................................        Delaware....      100
          American General Equity Services Corporation....................        Delaware....      100
          American General Life Companies, LLC............................        Delaware....      100
          The Variable Annuity Life Insurance Company.....................           Texas....      100
              VALIC Retirement Services Company...........................           Texas....      100
              VALIC Trust Company.........................................           Texas....      100
       American General Property Insurance Company........................       Tennessee....    51.85/(12)/
          American General Property Insurance Company of Florida..........         Florida....      100
       AIG Annuity Insurance Company......................................           Texas....      100
       The United States Life Insurance Company in the City of New
         York.............................................................        New York....      100
   American General Finance, Inc..........................................         Indiana....      100
       American General Auto Finance, Inc.................................        Delaware....      100
       American General Finance Corporation...............................         Indiana....      100
          MorEquity, Inc..................................................          Nevada....      100
              Wilmington Finance, Inc.....................................        Delaware....      100
          Merit Life Insurance Co.........................................         Indiana....      100
          Yosemite Insurance Company......................................         Indiana....      100
              CommoLoCo, Inc..............................................     Puerto Rico....      100
       American General Financial Services of Alabama, Inc................        Delaware....      100
   American General Investment Management Corporation.....................        Delaware....      100
   American General Realty Investment Corporation.........................           Texas....      100
   American General Assurance Company.....................................        Illinois....      100
       American General Indemnity Company.................................        Illinois....      100
   Knickerbocker Corporation..............................................           Texas....      100
American Home Assurance Company...........................................        New York....      100
   AIG Domestic Claims, Inc...............................................        Delaware....       50/(13)/
   AIG Hawaii Insurance Company, Inc......................................          Hawaii....      100
       American Pacific Insurance Company, Inc............................          Hawaii....      100
   American International Insurance Company...............................        New York....      100

                              SUBSIDIARIES OF AIG

                                                                                              Percentage
                                                                                              of Voting
                                                                                              Securities
                                                                             Jurisdiction of Owned by its
                                                                              Incorporation   Immediate
                                                                             or Organization Parent/(2)/
                                                                         ------------------- ------------
       American International Insurance Company of California, Inc......       California...      100
       American International Insurance Company of New Jersey...........       New Jersey...      100
       Minnesota Insurance Company......................................        Minnesota...      100
   American International Realty Corp...................................         Delaware...     31.5/(14)/
   Pine Street Real Estate Holdings Corp................................    New Hampshire...    31.47/(14)/
   Transatlantic Holdings, Inc..........................................         Delaware...    33.41/(15)/
       Transatlantic Reinsurance Company................................         New York...      100
          Putnam Reinsurance Company....................................         New York...      100
          Trans Re Zurich...............................................      Switzerland...      100
American International Insurance Company of Delaware....................         Delaware...      100
American International Life Assurance Company of New York...............         New York...    77.52/(16)/
American International Reinsurance Company, Ltd.........................          Bermuda...      100
American International Underwriters Corporation.........................         New York...      100
American International Underwriters Overseas, Ltd.......................          Bermuda...      100
   AIG Europe (Ireland) Limited.........................................          Ireland...      100
   AIG Europe (U.K.) Limited............................................          England...      100
   AIG Brasil Companhia de Seguros......................................           Brazil...       50
   AIG General Insurance (Vietnam) Company Limited......................          Vietnam...      100
   Universal Insurance Co., Ltd.........................................         Thailand...      100
   La Seguridad de Centroamerica, Compania de Seguros S.A...............        Guatemala...      100
   La Meridional Compania Argentina de Seguros..........................        Argentina...      100
   American International Insurance Company of Puerto Rico..............      Puerto Rico...      100
   A.I.G. Colombia Seguros Generales S.A................................         Colombia...      100
   American International Underwriters GmBH.............................          Germany...      100
   Richmond Insurance Company Limited...................................          Bermuda...      100
   Underwriters Adjustment Company, Inc.................................           Panama...      100
American Life Insurance Company.........................................         Delaware...      100
   AIG Life (Bulgaria) Z.D. A.D.........................................         Bulgaria...      100
   ALICO, S.A...........................................................           France...      100
   First American Polish Life Insurance and Reinsurance Company, S.A....           Poland...      100
   Inversiones Interamericana S.A. (Chile)..............................            Chile...      100
   Pharaonic American Life Insurance Company............................            Egypt...    71.63
   Unibanco AIG Seguros S.A.............................................           Brazil...    47.81/(17)/
AIG Life Insurance Company (Switzerland) Ltd............................      Switzerland...      100
American Security Life Insurance Company, Ltd...........................     Lichtenstein...      100
Birmingham Fire Insurance Company of Pennsylvania.......................     Pennsylvania...      100
China America Insurance Company, Ltd....................................         Delaware...       50
Commerce and Industry Insurance Company.................................         New York...      100
Commerce and Industry Insurance Company of Canada.......................          Ontario...      100
Delaware American Life Insurance Company................................         Delaware...      100
Hawaii Insurance Consultants, Ltd.......................................           Hawaii...      100
HSB Group, Inc..........................................................         Delaware...      100
   The Hartford Steam Boiler Inspection and Insurance Company...........      Connecticut...      100
   The Hartford Steam Boiler Inspection and Insurance Company of
     Connecticut........................................................      Connecticut...      100
       HSB Engineering Insurance Limited................................          England...      100
          The Boiler Inspection and Insurance Company of Canada.........           Canada...      100

                              SUBSIDIARIES OF AIG

                                                                                            Percentage
                                                                                            of Voting
                                                                                            Securities
                                                                           Jurisdiction of Owned by its
                                                                            Incorporation   Immediate
                                                                           or Organization Parent/(2)/
                                                                       ------------------- ------------
The Insurance Company of the State of Pennsylvania....................     Pennsylvania...      100
Landmark Insurance Company............................................       California...      100
Mt. Mansfield Company, Inc............................................          Vermont...      100
National Union Fire Insurance Company of Pittsburgh, Pa...............     Pennsylvania...      100
   American International Specialty Lines Insurance Company...........           Alaska...       70/(18)/
   Lexington Insurance Company........................................         Delaware...       70/(18)/
       AIG Centennial Insurance Company...............................     Pennsylvania...      100
          AIG Premier Insurance Company...............................     Pennsylvania...      100
              AIG Indemnity Insurance Company.........................     Pennsylvania...      100
          AIG Preferred Insurance Company.............................     Pennsylvania...      100
          AIG Auto Insurance Company of New Jersey....................       New Jersey...      100
       JI Accident & Fire Insurance Co. Ltd...........................            Japan...       50
   National Union Fire Insurance Company of Louisiana.................        Louisiana...      100
   National Union Fire Insurance Company of Vermont...................          Vermont...      100
   21st Century Insurance Group.......................................       California...    33.03/(19)/
       21st Century Insurance Company.................................       California...      100
       21st Century Casualty Company..................................       California...      100
       21st Century Insurance Company of the Southwest................            Texas...      100
   Starr Excess Liability Insurance Company, Ltd......................         Delaware...      100
       Starr Excess Liability Insurance International Ltd.............          Ireland...      100
NHIG Holding Corp.....................................................         Delaware...      100
   Audubon Insurance Company..........................................        Louisiana...      100
       Audubon Indemnity Company......................................      Mississippi...      100
       Agency Management Corporation..................................        Louisiana...      100
          The Gulf Agency, Inc........................................          Alabama...      100
   New Hampshire Insurance Company....................................     Pennsylvania...      100
       AIG Europe, S.A................................................           France...    70.48/(20)/
       AI Network Corporation.........................................         Delaware...      100
       American International Pacific Insurance Company...............         Colorado...      100
       American International South Insurance Company.................     Pennsylvania...      100
       Granite State Insurance Company................................     Pennsylvania...      100
       New Hampshire Indemnity Company, Inc...........................     Pennsylvania...      100
          AIG National Insurance Company, Inc.........................         New York...      100
       Illinois National Insurance Co.................................         Illinois...      100
       New Hampshire Insurance Services, Inc..........................    New Hampshire...      100
   AIG Star Life Insurance Co., Ltd...................................            Japan...      100
The Philippine American Life and General Insurance Company............      Philippines...    99.78
   Pacific Union Assurance Company....................................       California...      100
   Philam Equitable Life Assurance Company, Inc.......................      Philippines...    95.31
   Philam Insurance Company, Inc......................................      Philippines...      100
Risk Specialist Companies, Inc........................................         Delaware...      100
United Guaranty Corporation...........................................   North Carolina...    36.3l/(21)/
   A.I.G. Mortgage Holdings Israel, Ltd...............................           Israel...    82.12
       E.M.I.-Ezer Mortgage Insurance Company, Limited................           Israel...      100
   AIG United Guaranty Agenzia DI Assicurazione S.R.L.................            Italy...      100
   AIG United Guraranty Insurance (Asia) Limited......................        Hong Kong...      100

                              SUBSIDIARIES OF AIG

                                                                                            Percentage
                                                                                            of Voting
                                                                                            Securities
                                                                           Jurisdiction of Owned by its
                                                                            Incorporation   Immediate
                                                                           or Organization Parent/(2)/
                                                                       ------------------- ------------
AIG United Guaranty Re, Ltd...........................................          Ireland...      100
United Guaranty Insurance Company.....................................   North Carolina...      100
United Guaranty Mortgage Insurance Company............................   North Carolina...      100
United Guaranty Mortgage Insurance Company of North Carolina..........   North Carolina...      100
United Guaranty Partners Insurance Company............................          Vermont...       80
United Guaranty Residential Insurance Company of North Carolina.......   North Carolina...      100
United Guaranty Residential Insurance Company.........................   North Carolina...    75.03/(22)/
   United Guaranty Commercial Insurance Company of North Carolina.....   North Carolina...      100
   United Guaranty Mortgage Indemnity Company.........................   North Carolina...      100
   United Guaranty Credit Insurance Company...........................   North Carolina...      100
United Guaranty Services, Inc.........................................   North Carolina...      100

--------------------------------------------------------------------------------
(1) All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K/A on June 19, 2006. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(2)     Percentages include directors' qualifying shares.
(3) The common stock is owned approximately 12.0 percent by Starr International Company, Inc., 1.8 percent by C.V. Starr & Co., Inc. and
        2.0 percent by The Starr Foundation.
(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(5)     Also owned 10 percent by AIG Matched Funding Corp.
(6)     Also owned 21 percent by Commerce and Industry Insurance Company.
(7)     Indirect wholly-owned subsidiary.
(8)     Formerly known as AIG SunAmerica Inc.
(9)     Also owned 30 percent by AIG Retirement Services, Inc.
(10)    Formerly known as Anchor National Life Insurance Company.
(11) Also owned eight percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and eight percent by Birmingham Fire Insurance Company of Pennsylvania.
(12)    Also owned 48.15 percent by American General Life and Accident
        Insurance Company.
(13)    Also owned 50 percent by The Insurance Company of the State of
        Pennsylvania.
(14)    Also owned by 11 other AIG subsidiaries.
(15)    Also owned 25.95 percent by AIG.
(16)    Also owned 22.48 percent by American Home Assurance Company.
(17)    Also owned ten percent by a subsidiary of American Life Insurance
        Company.
(18) Also owned 1.7 percent by American International Underwriters Overseas, Ltd. and .48 percent by American Home Assurance Company.
(19) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and ten percent by Birmingham Fire Insurance Company of Pennsylvania.
(20)    Also owned 16.85 percent by American Home Assurance Company,
        6.34 percent by Commerce and Industry Insurance Company and
        6.34 percent by New Hampshire Insurance Company.
(21)    100 percent to be held with other AIG companies.
(22) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and
        0.86 percent by The Insurance Company of the State of Pennsylvania.
(23) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of American International Life Assurance Company of New York (Depositor).

Item 27. Number of Contract Owners

As of June 5, 2006, there was one one (1) owner of contracts of the class covered by this registration statement, one (1) qualified contract and zero
(0) non-qualified contracts.

Item 28. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

American International Life Assurance Company of New York

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Item 29. Principal Underwriters

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for Variable Account B of American International Life Assurance Company of New York, which offers interests in variable life policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American International Life Assurance Company of New York affiliates.

(b) The following information is provided for each director and officer of the principal underwriter:

                                        Positions and Offices with Underwriter
 Name and Principal                     American General Equity Services
  Business Address                      Corporation
 ------------------                     --------------------------------------
 Rodney O. Martin, Jr.                  Director and Chairman of the Board of
 2929 Allen Parkway                     Directors
 Houston, TX 77019

 Mark R. McGuire                        Director and Senior Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Gary D. Reddick                        Director
 2929 Allen Parkway
 Houston, TX 77019

 Royce G. Imhoff, II                    President and Chief Executive Officer
 2929 Allen Parkway
 Houston, TX 77019

 Robert F. Herbert, Jr.                 Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Rhonda Washington                      Treasurer and Controller
 2727 Allen Parkway
 Houston, TX 77019

 Deanna D. Osmonson                     Vice President, Chief Compliance
 2727 Allen Parkway                     Officer and Anti-
 Houston, TX 77019                      Money Laundering Compliance Officer

 T. Clay Spires                         Tax Officer
 2727-A Allen Parkway
 Houston, TX 77019

 Elizabeth M. Tuck                      Secretary
 70 Pine Street
 New York, NY 10270

                                        Positions and Offices with Underwriter
 Name and Principal                     American General Equity Services
  Business Address                      Corporation
 ------------------                     --------------------------------------
 Sarah Hosker                           Assistant Secretary
 70 Pine Street
 New York, NY 10270

 Lauren W. Jones                        Assistant Secretary
 2929 Allen Parkway
 Houston, TX 77019

 David M. Robinson                      Assistant Secretary
 2929 Allen Parkway
 Houston, TX 77019

 John D. Fleming                        Assistant Treasurer
 2929 Allen Parkway
 Houston, TX 77019

 Barbara J. Moore                       Assistant Tax Officer
 2919 Allen Parkway
 Houston, TX 77019

(c)Compensation From the Registrant.

                     Net
                     Underwriting
Name of Principal    Discounts and   Compensation    Brokerage
Underwriter          Commissions     on Redemption   Commissions     Compensation
-----------------    --------------  --------------  --------------  --------------
American General           0               0               0               0
Equity Services
Corporation

Item 30. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American International Life Assurance Company of New York at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

(a) Undertakings of the Registrant

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(b) Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union Guarantee Period"), filed as an exhibit to this Registration Statement (the "National Union Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the National Union Guarantee promptly after the happening of significant events related to the National Union Guarantee.

These significant events include: (i) termination of the National Union Guarantee that has a material adverse effect on the contract owner's rights under the National Union Guarantee; (ii) a default under the National Union Guarantee that has a material adverse effect on the contract owner's rights under the National Union Guarantee; or (iii) the insolvency of National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union").

Depositor hereby undertakes during the National Union Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of National Union in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of National Union regarding such financial statements.

During the National Union Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of National Union, free of charge upon a policy owner's request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26)(e)(2)(A) of the Investment Company Act of 1940

American International Life Assurance Company of New York represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American International Life Assurance Company of New York.

                              POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account A of American International Life Assurance Company of New York, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(a) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 12th day of July, 2006.

                                        VARIABLE ACCOUNT A OF AMERICAN
                                        INTERNATIONAL LIFE ASSURANCE COMPANY
                                        OF NEW YORK
                                        (Registrant)

                                    BY: AMERICAN INTERNATIONAL LIFE ASSURANCE
                                        COMPANY OF NEW YORK
                                        (On behalf of the Registrant and itself)

                                    BY: ROBERT F. HERBERT, JR.
                                        ---------------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT, TREASURER
                                          AND COMPTROLLER

                                     AIL-1

   As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons, in the capacities and on the dates indicated.

Signature                           Title                     Date
---------                           -----                     ----

RODNEY O. MARTIN, JR.               Director and Chairman     July 12, 2006
-------------------------------     of the Board of Directors
RODNEY O. MARTIN, JR.

MATTHEW WINTER                      Director, President and   July 12, 2006
-------------------------------     Chief Executive Officer
MATTHEW WINTER

MARY JANE B. FORTIN                 Director, Executive       July 12, 2006
-------------------------------     Vice President and
MARY JANE B. FORTIN                 Chief Financial Officer

M. BERNARD AIDINOFF                 Director                  July 12, 2006
-------------------------------
M. BERNARD AIDINOFF

DAVID J. DIETZ                      Director                  July 12, 2006
-------------------------------
DAVID J. DIETZ

MARION E. FAJEN                     Director                  July 12, 2006
-------------------------------
MARION E. FAJEN

PATRICK J. FOLEY                    Director                  July 12, 2006
-------------------------------
PATRICK J. FOLEY

                                     AIL-2

Signature                           Title                     Date
---------                           -----                     ----

CECIL C. GAMWELL III                Director                  July 12, 2006
-------------------------------
CECIL C. GAMWELL III

JACK R. HARNES                      Director                  July 12, 2006
-------------------------------
JACK R. HARNES

DAVID L. HERZOG                     Director                  July 12, 2006
-------------------------------
DAVID L. HERZOG

RICHARD A. HOLLAR                   Director                  July 12, 2006
-------------------------------
RICHARD A. HOLLAR

JOHN I. HOWELL                      Director                  July 12, 2006
-------------------------------
JOHN I. HOWELL

GARY D. REDDICK                     Director                  July 12, 2006
-------------------------------
GARY D. REDDICK

CHRISTOPHER J. SWIFT                Director                  July 12, 2006
-------------------------------
CHRISTOPHER J. SWIFT

JAMES W. WEAKLEY                    Director                  July 12, 2006
-------------------------------
JAMES W. WEAKLEY

                                     AIL-3

                                                                      333-63412
                                                                      811-04865

                                  SIGNATURES

   National Union Fire Insurance Company of Pittsburgh, Pa. has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 12th day of July, 2006.

                                                  NATIONAL UNION FIRE INSURANCE
                                                  COMPANY OF PITTSBURGH, PA.

                                              BY: ROBERT S. SCHIMEK
                                                  -----------------------------
                                                  ROBERT S. SCHIMEK
                                                  SENIOR VICE PRESIDENT
                                                    AND TREASURER

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date
---------                           -----                     ----

*KRISTIAN P. MOOR                   Director and Chairman     July 12, 2006
-------------------------------
KRISTIAN P. MOOR

*JOHN Q. DOYLE                      Director and President    July 12, 2006
-------------------------------
JOHN Q. DOYLE

*ROBERT S. SCHIMEK                  Director, Senior Vice     July 12, 2006
-------------------------------     President and Treasurer
ROBERT S. SCHIMEK

*M. BERNARD AIDINOFF                Director                  July 12, 2006
-------------------------------
M. BERNARD AIDINOFF

*CHARLES H. DANGELO                 Director                  July 12, 2006
-------------------------------
CHARLES H. DANGELO

*NEIL ANTHONY FAULKNER              Director                  July 12, 2006
-------------------------------
NEIL ANTHONY FAULKNER

*DAVID NEIL FIELDS                  Director                  July 12, 2006
-------------------------------
DAVID NEIL FIELDS

Signature                           Title                     Date
---------                           -----                     ----

*DAVID L. HERZOG                    Director                  July 12, 2006
-------------------------------
DAVID L. HERZOG

*ROBERT E. LEWIS                    Director                  July 12, 2006
-------------------------------
ROBERT E. LEWIS

*WIN J. NEUGER                      Director                  July 12, 2006
-------------------------------
WIN J. NEUGER

*NICHOLAS S. TYLER                  Director                  July 12, 2006
-------------------------------
NICHOLAS S. TYLER

*NICHOLAS C. WALSH                  Director                  July 12, 2006
-------------------------------
NICHOLAS C. WALSH

*BY: ROBERT S. SCHIMEK
     -----------------------------------
     ROBERT S. SCHIMEK
     ATTORNEY-IN-FACT
     (Exhibit 13(b) to the Registration Statement)

                                 EXHIBIT INDEX

Item 24. Exhibits

        (4)(o) Form of Single Premium Group Immediate Variable Annuity Contract, Form No. 26GVIA1000.

        (4)(p)  Form of Endorsement Cancellation Option, Form
                No. 26GVCO403-Rev(11/05).

                                      E-1